UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2005

Item 1. Reports to Stockholders

Semiannual Report March 31, 2005

EATON VANCE NATIONAL MUNICIPALS FUND

IMPORTANT NOTICES REGARDING PRIVACY,

DELIVERY OF SHAREHOLDER DOCUMENTS,

PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•    Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•    None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•    Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•    We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it’s underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling
1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance National Municipals Fund as of March 31, 2005

LETTER TO SHAREHOLDERS

Thomas J. Fetter

President

The municipal bond market is a center of capital formation for states, municipalities and, in some cases, private economic initiatives. In this edition of our continuing educational series, we will discuss industrial development revenue (IDR) bonds. IDR bonds have long been used as a financing mechanism by local governments to provide assistance to local employers and encourage job retention and creation within their communities.

IDR bonds finance private activities that benefit the public...

IDR bonds are issued by municipal authorities to finance projects and facilities used by private corporations. Historically, IDR bonds have represented a partnership between the private and public sectors – a source of dedicated funding for companies and a source of job creation in projects beneficial to local communities. The “Private-Activities” provision of the Tax Reform Act of 1986 permits issuance of tax-exempt bonds for specific activities, including pollution control; gas and electric service; water distribution; wastewater systems; solid waste disposal; airports and selected transportation projects; and other industrial projects.

The Act also placed a cap on the dollar amount that may be raised for IDR bonds in each state, limiting the amount to $50 per person/per state/per year, with a $150 million maximum. These limitations provide protection against potential abuse and ensure that tax-exempt IDR bonds will indeed be issued for projects that will benefit the public.

IDR bonds finance utility-related projects and other industrial initiatives...

Typically, IDR bond projects provide financing for manufacturing, processing or utility facilities. Historically, about one-half of these bonds have been issued to finance pollution control facilities for manufacturers and electric utilities. As many utilities and manufacturers have been ordered to comply with stricter environmental and fuel standards, pollution control bonds have helped finance the retrofits of existing plants. Other IDR bonds have served as inducements from state and local issuers to locate plants or build new facilities, in the hope that such construction might generate further economic growth for a community.

IDR bonds are secured by corporate revenues – not those of state or local governments...

IDR bond issues are secured by the credit of the underlying corporation. The municipal issuing authority acts solely as a conduit to permit tax-exempt financing. The corporation pledges to make payments sufficient to meet all debt service obligations. Unlike some revenue issues, IDR bonds are backed by revenues of the entire corporation, not solely by those of the project being financed.

Because IDR bonds are backed by corporate revenues and not by the taxing authority of a state or local jurisdiction, they have historically provided coupon premiums above those of general obligations and other more traditional revenue bonds. Bonds may be either collateralized or unsecured. Collateralized bonds have a lien against the company’s assets, which may provide bond holders enhanced bargaining power in the event of a bankruptcy. Unsecured bonds have no such lien.

While providing new opportunities, IDR bonds require rigorous analysis...

While IDR bonds may provide unusual investment opportunities, they also may entail increased risk and, therefore, demand especially intensive analysis. At Eaton Vance, we have credit analysts and resources dedicated to IDR bond research.

IDR bonds represent a key segment of the municipal bond market and should remain an important source of capital formation. In our view, the experience and resources needed to evaluate these issues further demonstrates the value of professional management. We will continue to look for opportunities in this sector of the municipal market.

Sincerely,

/s/ Thomas J. Fetter
Thomas J. Fetter
President
May 6, 2005

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

MARKET RECAP

The U.S. economy continued to generate moderate growth during the six months ended March 31, 2005. While higher gasoline and energy prices pinched consumers, the weak U.S. dollar raised inflationary concerns and helped push interest rates higher.

After a promising recovery in 2004, slower growth in early 2005...

The nation’s Gross Domestic Product grew by 3.1% in the first quarter of 2005, according to preliminary Commerce Department figures, following a 3.8% rise in the fourth quarter of 2004. Manufacturing activity, which had expanded strongly in the second half of 2004, slackened somewhat in the first quarter of 2005, amid slower industrial production and weakening demand for durable goods.

Consumer spending, which helped fuel the economic recovery over the past year, weakened considerably, as higher fuel costs and rising interest rates on loans and mortgages prompted consumers to tighten their belts. Capital spending also slowed, as businesses curtailed new investments in plants and factories, while reducing the pace of investment in productivity-enhancing equipment and software. Residential construction remained relatively strong, although slightly off the torrid pace set in 2004.

After recovering dramatically in 2004, job creation weakened somewhat in early 2005...

The nation’s labor markets strengthened during the year, although the pace of job creation weakened at the close of the period. Hiring picked up during the year in areas that had suffered large technology sector layoffs. Also, manufacturing, financial services, business services, trucking, shipping, construction, energy, health care, and media also generated new jobs. In the first quarter of 2005, however, employers showed some reticence in hiring practices, as they were forced to cope with unpredictable fuel cost hikes.

Municipal bond yields were 99% of Treasury yields

4.70%	7.23%

30-Year AAA-rated	Taxable equivalent yield
General Obligation (GO) Bonds*	in 35.0% tax bracket

4.75%

30-Year Treasury Bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield. Statistics as of March 31, 2005.

Past performance is no guarantee of future results.

Source: Bloomberg, L.P.

The Federal Reserve continued to raise short-term interest rates in 2005...

The Federal Reserve pushed short-term rates higher, suggesting it will continue to raise rates to keep the economy from growing too quickly and, thereby, reviving inflation. Beginning in June 2004, the Fed increased its Federal Funds rate – a key short-term interest rate barometer – on seven occasions, raising that benchmark from 1.00% to 2.75%, including its most recent rate hike in March 2005.

The municipal bond market posted a modest gain for the year, slightly outperforming the Treasury market. For the six months ended March 31, 2005, the Lehman Brothers Municipal Bond Index – an unmanaged index commonly used as a broad measure of municipal bond performance – had a total return of 1.21.%.*

*                 It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

3

INVESTMENT UPDATE

The Fund

•   During the six months ended March 31, 2005, the Fund’s Class A shares had a total return of 4.07%.(1) This return resulted from an increase in net asset value (NAV) per share to $11.06 on March 31, 2005, from $10.92 on September 30, 2004, and the reinvestment of $0.301 per share in tax-free income.(2)

•   Class B shares had a total return of 3.89% during the same period.(1) This return resulted from an increase in NAV per share to $10.32 from $10.19 and the reinvestment of $0.264 per share in tax-free income.(2)

•   Class C shares had a total return of 3.75% during the same period.(1) This return resulted from an increase in NAV per share to $9.83 from $9.71 and the reinvestment of $0.242 per share in tax-free income.(2)

•   Class I shares had a total return of 4.10% during the same period.(1) This return resulted from an increase in NAV per share to $10.24 from $10.12 and the reinvestment of $0.292 per share in tax-free income.(2)

•   Based on the most recent dividends and NAVs per share on March 31, 2005, of $11.06 for Class A, $10.32 for Class B, $9.83 for Class C, and $10.24 for Class I, the Fund’s distribution rates were 5.21% for Class A, 4.46% for Class B, 4.46% for Class C, and 5.47% for Class I.(3) The distribution rates are equivalent to taxable rates of 8.02%, 6.86%, 6.86%, and 8.42%, respectively.(4)

•   The SEC 30-day yields at March 31, 2005, were 5.34% for Class A, 4.85% for Class B, 4.85% for Class C, and 5.87% for Class I.(5) The SEC 30-day yields are equivalent to taxable yields of 8.22%, 7.46%, 7.46%, and 9.03%, respectively.(4)

•   For comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.21% for the six months ended March 31, 2005.(6)

(1)          These returns at net asset value do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class I shares are offered to certain investors at net asset value.

(2)          A portion of the Fund’s income may he subject to federal income and/or alternative minimum tax and state income tax.

(3)          The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)          Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower rate would result in lower tax-equivalent figures.

(5)          The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)          It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Management Discussion

Thomas M. Metzold

Portfolio Manager

Cynthia J. Clemson

Portfolio Manager

• The Fund outperformed its benchmark for the six months ended March 31, 2005. The Fund adheres to an intensive research process to buy, sell, and monitor municipal bond holdings. Management focuses on the creditworthiness of bond issuers, as well as the fundamental credit characteristics of the various sectors and individual issues. We believe that our emphasis on research and monitoring also helped contribute to the Fund’s performance over the six-month period.

• Municipal bond issuers continued to call bonds at a higher rate than the historical norm because of the low interest-rate environment. As a result, management’s ongoing focus on call protection was beneficial for the Fund’s income and overall performance during the period. As low interest rates continue to prompt refundings, call protection remains an important concern for municipal investors.

• The Fund maintained a significant investment in escrowed and prerefunded bonds, which were the Fund’s largest sector weighting at March 31, 2005. These bonds are either pre-refunded to their approaching call dates or escrowed to maturity. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality, and generally provide an excellent source of income.

• Effective May 30, 2005, Tom Metzold will resume sole portfolio manager duties for the Fund.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

4

FUND PERFORMANCE

Performance*	Class A	Class B	Class C	Class I

Average Annual Total Returns (at net asset value)
One Year	6.36%	5.78%	5.66%	6.57%
Five Years	7.87	7.43	7.04	8.08
Ten Years	6.92	6.33	6.09	N.A.
Life of Fund†	7.21	6.72	5.28	6.80

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	1.30%	0.78%	4.66%	6.57%
Five Years	6.82	7.12	7.04	8.08
Ten Years	6.41	6.33	6.09	N.A.
Life of Fund†	6.74	6.72	5.28	6.80

† Inception Dates – Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

* Returns at net asset value do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. Class I shares are offered to certain investors at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Rating Distribution**

By total investments

Portfolio Statistics**

• Number of Issues:	204
• Average Maturity:	23.0 years
• Average Rating:	A+
• Average Call:	8.9 years
• Average Dollar Price:	$91.03

** Portfolio Statistics and Rating Distribution may not be representative of the Portfolio’s current or future investments due to active management.

5

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 – March 31, 2005).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance National Municipals Fund

	Beginning Account Value (10/1/04)	Ending Account Value (3/31/04)	Expenses Paid During Period* (10/1/04–3/31/05)

Actual
Class A	$1,000.00	$1,040.70	$3.97
Class B	$1,000.00	$1,038.90	$7.78
Class C	$1,000.00	$1,037.50	$7.77
Class I	$1,000.00	$1,041.00	$2.70

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,021.00	$3.93
Class B	$1,000.00	$1,017.40	$7.70
Class C	$1,000.00	$1,017.30	$7.70
Class I	$1,000.00	$1,022.30	$2.67

* Expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares, 1.53% for Class C shares and 0.53% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2004.

6

Eaton Vance National Municipals Fund  as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 99.0%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 2.7%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,602,746
6,100	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	6,153,802
21,950	Pennsylvania EDA, (Northampton Generating), (AMT), 6.60%, 1/1/19	22,404,365
5,300	Pennsylvania EDA, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	5,301,802
5,000	Pennsylvania EDA, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	4,985,050
		$61,447,765
Education - 0.2%
$4,130	California Educational Facilities Authority, (Stanford University), Variable Rate, 10.199%, 6/1/27(1)	$4,803,190
		$4,803,190
Electric Utilities - 4.3%
$13,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$14,458,470
9,000	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	9,549,180
13,000	Connecticut Development Authority, (Western Massachusetts Electric), 5.85%, 9/1/28	13,850,850
2,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	2,206,620
5,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	5,051,700
8,000	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	8,913,920
5,500	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	5,894,405
13,800	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	14,789,598
20,400	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	21,862,884
		$96,577,627
Escrowed / Prerefunded - 13.7%
$2,400	Bexar County, TX, Health Facilities, (St. Luke's Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,083,040
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22	4,782,840

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$119,070	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/24	$45,414,489
215,825	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22(2)	91,252,968
11,175	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	4,724,902
4,960	Delaware County, PA, IDA, (Glen Riddle), Prerefunded to 9/1/05, (AMT), 8.625%, 9/1/25	5,226,352
101,555	Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	41,084,075
8,390	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	8,827,371
8,235	Louisiana Public Facilities Authority, (Southern Baptist Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12	9,565,529
5,675	Maricopa County, AZ, IDA, (Place Five and The Greenery), Escrowed to Maturity, 6.625%, 1/1/27	6,222,751
100,000	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	64,052,000
46,210	San Joaquin Hills Transportation Corridor Agency, CA, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/20	23,204,814
		$307,441,131
General Obligations - 6.8%
$5,000	California, 5.00%, 6/1/34	$5,097,600
16,000	California, 5.25%, 11/1/29	16,805,280
20,000	California, 5.25%, 2/1/30	20,795,200
9,875	California, 5.50%, 11/1/33	10,582,149
14,000	Georgia, 2.00%, 12/1/23	9,632,000
19,510	New York, NY, 5.00%, 3/1/19	20,290,595
4,735	New York, NY, Variable Rate, 9.438%, 6/1/28(1)(3)	5,410,969
28,715	North Carolina, 4.00%, 3/1/24	26,673,363
16,175	Puerto Rico, Variable Rate, 7.951%, 7/1/29(3)(4)	19,969,493
10,900	South Carolina, 3.00%, 8/1/21(5)	8,983,780
10,000	South Carolina, 3.00%, 8/1/22(5)	8,118,300
		$152,358,729
Health Care - Miscellaneous - 0.4%
$1,555	Pittsfield Township, MI, EDC, (Arbor Hospice), 7.875%, 8/15/27	$1,499,502
3,072	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	2,992,965
3,295	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36	3,306,250
		$7,798,717

See notes to financial statements

7

Eaton Vance National Municipals Fund  as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Hospital - 2.2%
$12,600	California Health Facilities Authority, (Cedars Sinai Medical Center), Variable Rate, 9.319%, 12/1/34(3)(4)	$14,668,164
4,515	Massachusetts HEFA, (Partners Healthcare System), 5.25%, 7/1/29	4,651,669
3,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,909,955
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	3,741,440
3,075	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23(6)	297,967
7,750	Rhode Island HEFA, (St. Joseph Health Services), 5.50%, 10/1/29	7,263,455
12,500	Rochester, MN, Health Care Facilities, (Mayo Clinic), Variable Rate, 8.40%, 11/15/27(3)(4)	14,029,625
		$48,562,275
Housing - 4.0%
$3,000	ABAG Finance Authority, CA, (Civic Center Drive Apartments), (AMT), 6.375%, 9/1/32	$2,969,130
7,345	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	5,516,315
12,900	California Department of Veterans Affairs, Home Purchase Revenue, 5.20%, 12/1/28	12,910,578
6,360	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 22.39%, 12/1/29(3)(4)(9)	5,966,252
600	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 31.314%, 12/1/34(3)(4)(9)	411,558
16,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09	17,532,320
10,770	Florida Capital Projects Financing Authority, Student Housing Revenue, (Florida University), 7.85%, 8/15/31	10,691,379
9,610	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	8,803,625
1,255	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19(6)	970,328
15,215	New Hampshire Housing Finance Authority, Multifamily Housing, (AMT), 6.20%, 7/1/36	15,037,137
10,590	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	9,854,736
		$90,663,358
Industrial Development Revenue - 11.7%
$8,240	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 7.50%, 12/1/29	$5,820,818

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$7,150	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$7,523,802
10,260	Bedford County, VA, IDA, (Nekoosa Packaging), (AMT), 6.55%, 12/1/25	10,684,456
2,250	Calhoun County, AR, Solid Waste Disposal, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	2,336,017
2,000	Camden County, NJ, (Holt Hauling), (AMT), 9.875%, 1/1/21(6)	255,100
6,050	Carbon County, UT, (Laidlaw Environmental), (AMT), 7.50%, 2/1/10	6,215,770
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	4,332,760
6,430	Dallas-Fort Worth, TX, International Airport Facility, (American Airlines), 7.25%, 11/1/30	4,353,946
55,500	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32(6)	47,313,750
3,500	Effingham County, GA, IDA, PCR, (Georgia Pacific Corp.), 6.50%, 6/1/31	3,673,845
11,190	Effingham County, GA, Solid Waste Disposal, (Fort James), (AMT), 5.625%, 7/1/18	11,388,622
6,645	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	6,930,602
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	24,841,800
10,110	Kenton County, KY, Airport, (Delta Airlines), (AMT), 6.125%, 2/1/22	7,345,218
1,530	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.125%, 2/1/21	1,275,469
4,870	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.50%, 2/1/20	4,230,910
5,000	McMinn County, TN, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	5,025,200
10,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	10,554,700
15,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	15,832,050
3,500	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	3,694,145
5,025	New Jersey EDA, (American Airlines), (AMT), 7.10%, 11/1/31	3,562,524
18,820	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	14,545,978
4,950	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	5,069,938
17,000	New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27(6)	16,250,470
1,500	New Jersey EDA, (Holt Hauling), 7.90%, 3/1/27(6)	1,433,895
12,500	New York City, NY, IDA, (American Airlines, Inc.), (AMT), 8.50%, 8/1/28	10,158,875

See notes to financial statements

8

Eaton Vance National Municipals Fund  as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$10,000	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	$9,016,300
12,330	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	8,672,429
1,000	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	703,810
2,952	Savannah, GA, EDA, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	2,734,512
1,589	Savannah, GA, EDA, (Intercat-Savannah), (AMT), 9.75%, 7/1/10	1,526,517
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	5,217,850
		$262,522,078
Insured-Education - 2.4%
$165	Puerto Rico Industrial Tourist Educational Medical and Environmental, DRIVERS, (MBIA), Variable Rate, 250.859%, 7/1/33(3)(4)	$507,585
22,675	University of California, (MBIA), 4.75%, 5/15/33	22,849,371
31,000	University of California, (MBIA), 4.75%, 5/15/37	31,212,970
		$54,569,926
Insured-Electric Utilities - 2.5%
$7,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$7,937,475
5,500	Intermountain Power Agency, UT, (MBIA), Variable Rate, 15.223%, 7/1/19(1)(3)	7,102,040
11,000	Memphis, TN, Electric System, (MBIA), Variable Rate, 15.385%, 12/1/17(1)(3)	13,581,920
10,000	Puerto Rico Electric Power Authority, (CIFG), 5.00%, 7/1/28(5)	10,485,900
9,700	Puerto Rico Electric Power Authority, (CIFG), 5.00%, 7/1/29(5)	10,154,930
6,000	Sacramento, CA, Municipal Electric Utility District, (FSA), Variable Rate, 9.957%, 8/15/28(1)(3)	6,507,240
		$55,769,505
Insured-Escrowed / Prerefunded - 1.8%
$20,505	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 7.316%, 1/1/23(3)(4)	$23,984,904
9,500	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 7.391%, 1/1/20(3)(4)	10,877,595
5,000	Umatilla County, OR, School District No. 008R, (MBIA), Prerefunded to 6/15/09, Variable Rate, 7.806%, 6/15/19(3)(4)	5,817,450
		$40,679,949

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations - 2.9%
$9,900	California, (AMBAC), Variable Rate, 14.158%, 5/1/26(1)(3)	$12,542,112
12,000	California, (MBIA), 4.75%, 3/1/31	12,040,200
11,665	California, RITES, (AMBAC), Variable Rate, 9.143%, 2/1/28(1)(3)	14,065,890
5,310	Chester, NJ, Board of Education, (FSA), 4.50%, 3/1/35	5,152,612
12,500	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23	4,844,500
16,980	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/25	5,836,026
14,000	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/29	3,847,900
5,910	Highland Park, NJ, School District, (FSA), 4.50%, 3/1/30	5,784,058
		$64,113,298
Insured-Hospital - 0.9%
$5,070	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 10.665%, 8/15/38(1)(3)	$6,650,015
8,320	Tyler, TX, Health Facility Development Corp., (East Texas Medical Center), (FSA), 5.375%, 11/1/27	8,724,518
5,000	Wisconsin HEFA, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	5,215,050
		$20,589,583
Insured-Lease Revenue / Certificates of Participation - 0.3%
$34,180	Anaheim, CA, Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/35	$6,911,196
		$6,911,196
Insured-Miscellaneous - 0.8%
$25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	$3,183,750
15,250	Harris County-Houston, TX, Sports Authority, (MBIA), 5.25%, 11/15/40	15,694,690
		$18,878,440
Insured-Special Tax Revenue - 1.4%
$13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$5,443,342
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	11,988,776
10,000	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	3,643,300

See notes to financial statements

9

Eaton Vance National Municipals Fund  as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$9,185	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/15	$5,650,612
9,500	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/21	4,129,745
		$30,855,775
Insured-Transportation - 13.1%
$18,220	Alameda, CA, Corridor Transportation Authority, (MBIA), 0.00%, 10/1/35	$3,581,870
34,800	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	35,239,524
10,000	Chicago, IL, O'Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	10,370,600
60,355	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36	61,560,289
5,000	Dallas Fort Worth, TX, International Airport, (FGIC), (AMT), 5.625%, 11/1/21	5,374,100
3,335	Dallas Fort Worth, TX, International Airport, (FSA), (AMT), Variable Rate, 11.259%, 11/1/17(1)(3)	4,081,039
4,000	Dallas Fort Worth, TX, International Airport, (MBIA), (AMT), Variable Rate, 11.259%, 11/1/19(1)(3)	4,859,320
2,500	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 5.50%, 11/1/20	2,657,225
27,480	Florida Department of Transportation, (Turnpike Revenue), (FSA), 4.50%, 7/1/34	26,482,476
3,305	Kansas Turnpike Authority, (AMBAC), Variable Rate, 6.822%, 9/1/17(1)(3)	3,147,351
3,330	Kansas Turnpike Authority, (AMBAC), Variable Rate, 6.822%, 9/1/18(1)(3)	3,091,339
12,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	12,183,960
17,645	Metropolitan Transportation Authority, NY, (AMBAC), 4.50%, 11/15/34	17,044,541
13,600	Metropolitan Transportation Authority, NY, (AMBAC), 5.00%, 11/15/33	14,081,304
10,370	Metropolitan Transportation Authority, NY, (MBIA), 4.50%, 11/15/35	10,010,161
9,500	Metropolitan Transportation Authority, NY, (MBIA), 4.75%, 11/15/29	9,590,345
8,940	Metropolitian Transportation Authority, NY, (AMBAC), 4.75%, 11/15/30	9,010,090
10,500	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	9,891,105
9,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 9.955%, 7/1/32(1)(3)	9,918,270
50,000	San Joaquin Hills, CA, Transportation Corridor Agency Toll, (MBIA), 0.00%, 1/15/35	10,449,000
50,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	20,987,500

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$30,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/26	$9,910,800
		$293,522,209
Insured-Utilities - 0.5%
$10,500	Philadelphia, PA, Gas Works Revenue, (FSA), 5.00%, 7/1/28	$10,664,955
		$10,664,955
Insured-Water and Sewer - 3.7%
$11,915	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38	$12,111,240
10,135	California Water Resources, (Central Valley), (FGIC), Variable Rate, 12.888%, 12/1/28(1)(3)	11,079,582
10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	4,643,743
10,965	Colorado Water Resources and Power Development Authority, (MBIA), 4.50%, 11/15/35	10,481,882
8,375	Houston, TX, Water and Sewer System, (FSA), 0.00%, 12/1/28	2,445,332
16,445	Jacksonville Electric Authority, FL, Water and Sewer System, (MBIA), 4.75%, 10/1/30	16,501,242
13,750	King County, WA, Sewer Revenue, (MBIA), 4.50%, 1/1/32(7)	13,117,362
6,050	Loudoun County, VA, Sanitation Authority, (MBIA), 4.50%, 1/1/35	5,852,105
7,325	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 4.50%, 6/15/29	7,160,700
		$83,393,188
Lease Revenue / Certificates of Participation - 0.6%
$6,955	Fairfax County, VA, Economic Development Authority, (School Board Central Administration Building), 4.50%, 4/1/35	$6,690,293
6,330	New Jersey EDA, (School Facilities), Variable Rate, 9.995%, 6/15/28(1)(3)	6,650,298
		$13,340,591
Nursing Home - 2.8%
$12,185	Bell County, TX, (Riverside Healthcare, Inc. - Normandy Terrace), 9.00%, 4/1/23(6)	$6,917,303
4,665	Delaware County, PA, (Mainline - Haverford Nursing and Rehabilitation Centers), 9.00%, 8/1/22(6)	4,446,678

See notes to financial statements

10

Eaton Vance National Municipals Fund  as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Nursing Home (continued)
$9,880	Hillsborough County, FL, IDA, (Tampa Bay Retirement Center), 7.00%, 6/1/25(8)	$5,540,605
2,755	Lackawanna County, PA, IDA, (Edella Street Associates), 8.875%, 9/1/14	2,754,587
13,250	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	13,266,695
11,575	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,496,362
11,265	Montgomery, PA, IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	10,532,324
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,023,265
2,235	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,237,123
3,890	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	3,660,957
		$61,875,899
Other Revenue - 7.6%
$22,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	$22,412,280
10,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20	10,903,500
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	1,680,000
26,400	Capital Trust Agency, FL, (Seminole Tribe Convention), 10.00%, 10/1/33	29,725,608
7,695	Golden Tobacco Securitization Corp., CA, 5.00%, 6/1/13	7,708,466
10,950	Golden Tobacco Securitization Corp., CA, Variable Rate, 7.697%, 6/1/43(3)(4)	12,193,811
10,000	Golden Tobacco Securitization Corp., CA, Variable Rate, 7.974%, 6/1/33(3)(4)	11,289,600
11,300	Golden Tobacco Securitization Corp., CA, Variable Rate, 8.224%, 6/1/38(3)(4)	12,868,666
10,200	Orange County, NC, (Community Activity Corp.), 8.00%, 3/1/24(6)	3,818,370
9,000	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15	9,234,540
10,885	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	11,465,824
20,700	Tobacco Settlement Financing Corp., NJ, Variable Rate, 10.807%, 6/1/39(3)(4)(9)	22,909,104
13,000	Tobacco Settlement Management Authority, SC, 6.375%, 5/15/28	13,266,760
		$169,476,529

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care - 4.6%
$11,650	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	$10,999,348
9,595	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	9,391,394
6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(8)	4,793,902
16,415	Bell County, TX, Health Facilities Authority, (Care Institute, Inc. - Texas), 9.00%, 11/1/24	15,540,573
3,060	Chester, PA, IDA, (Senior Life-Choice of Kimberton), (AMT), 8.50%, 9/1/25	3,158,746
11,570	De Kalb County, GA, Private Hospital Authority, (Atlanta, Inc.), 8.50%, 3/1/25(8)	4,700,544
6,680	Glen Cove, NY, IDA, (Regency at Glen Cove), 9.50%, 7/1/12(8)	6,643,794
14,115	Illinois Development Finance Authority, (Care Institute, Inc. - Illinois), 7.80%, 6/1/25	14,472,533
1,600	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.375%, 11/15/09	1,567,600
9,345	New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25(8)	5,076,391
12,150	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	11,193,674
800	North Miami, FL, Health Facilities Authority, (Imperial Club), 9.00%, 1/1/12(6)	42,560
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23(8)	6,743,738
12,140	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(8)	8,422,246
		$102,747,043
Special Tax Revenue - 3.5%
$22,500	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/29	$24,166,125
25,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/31	26,783,750
6,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	6,250,980
10,000	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	10,513,200
1,815	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	1,902,701
3,000	Tri-County, OR, Metropolitan Transportation District, Variable Rate, 7.40%, 8/1/19(3)(4)	3,261,960
4,570	University Square, FL, Community Development District, 6.75%, 5/1/20	4,802,704
		$77,681,420
Transportation - 3.3%
$30,845	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	$30,255,861

See notes to financial statements

11

Eaton Vance National Municipals Fund  as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation (continued)
$6,200	Port Authority of New York and New Jersey, (AMT), 5.25%, 7/15/34	$6,518,494
36,950	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	37,919,199
		$74,693,554
Water and Sewer - 0.3%
$5,480	California Water Resources, (Central Valley), Variable Rate, 12.232%, 12/1/24(3)(4)	$6,374,555
		$6,374,555
Total Tax-Exempt Investments - 99.0% (identified cost $2,069,794,275)		$2,218,312,485
Other Assets, Less Liabilities - 1.0%		$21,541,325
Net Assets - 100.0%		$2,239,853,810

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

At March 31, 2005, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California  15.1%

Others, representing less than 10% individually  83.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 30.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 9.4% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(2)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $273,817,707 or 12.2% of the Fund's net assets.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(5)  When-issued security.

(6)  Defaulted bond.

(7)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(8)  Security is in default and making only partial interest payments.

(9)  Security is subject to a shortfall and forbearance agreement.

See notes to financial statements

12

Eaton Vance National Municipals Fund as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2005

Assets
Investments, at value (identified cost, $2,069,794,275)	$2,218,312,485
Cash	159,437
Receivable for investments sold	24,523,211
Receivable for Fund shares sold	9,216,998
Receivable for open swap contracts	94,788
Interest receivable	42,695,849
Total assets	$2,295,002,768
Liabilities
Payable for when-issued securities	$37,495,569
Dividends payable	4,922,999
Payable for Fund shares redeemed	4,711,267
Payable for daily variation margin on open financial futures contracts	4,382,825
Demand note payable	3,200,000
Payable to affiliate for distribution and service fees	53,633
Accrued expenses	382,665
Total liabilities	$55,148,958
Net assets	$2,239,853,810
Sources of Net Assets
Paid-in capital	$2,125,451,223
Accumulated distributions in excess of net realized gain (computed on the basis of identified cost)	(46,211,892)
Accumulated undistributed net investment income	996,085
Net unrealized appreciation (computed on the basis of identified cost)	159,618,394
Total	$2,239,853,810
Class A Shares
Net Assets	$1,891,895,556
Shares Outstanding	171,129,363
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.06
Maximum Offering Price Per Share (100 ÷ 95.25 of $11.06)	$11.61
Class B Shares
Net Assets	$55,832,580
Shares Outstanding	5,410,861
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.32
Class C Shares
Net Assets	$281,645,548
Shares Outstanding	28,651,621
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.83
Class I Shares
Net Assets	$10,480,126
Shares Outstanding	1,023,096
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.24
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
March 31, 2005

Investment Income
Interest	$65,185,212
Total investment income	$65,185,212
Expenses
Investment adviser fee	$4,432,774
Trustees' fees and expenses	12,064
Distribution and service fees Class A	2,281,729
Class B	211,391
Class C	1,254,325
Transfer and dividend disbursing agent fees	530,348
Custodian fee	217,236
Legal and accounting services	200,308
Printing and postage	79,149
Registration fees	70,690
Miscellaneous	224,290
Total expenses	$9,514,304
Deduct - Reduction of custodian fee	$128,382
Total expense reductions	$128,382
Net expenses	$9,385,922
Net investment income	$55,799,290
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$27,704,306
Financial futures contracts	(15,766,808)
Swap contracts	(5,160,071)
Net realized gain	$6,777,427
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(3,172,086)
Financial futures contracts	16,809,478
Swap contracts	5,148,507
Net change in unrealized appreciation (depreciation)	$18,785,899
Net realized and unrealized gain	$25,563,326
Net increase in net assets from operations	$81,362,616

See notes to financial statements

13

Eaton Vance National Municipals Fund as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
From operations - Net investment income	$55,799,290	$114,934,782
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	6,777,427	(28,266,585)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	18,785,899	40,846,946
Net increase in net assets from operations	$81,362,616	$127,515,143
Distributions to shareholders - From net investment income Class A	$(49,710,900)	$(56,954,447)
Class B	(982,190)	(47,956,488)
Class C	(5,867,582)	(11,224,331)
Class I	(205,665)	(245,552)
Total distributions to shareholders	$(56,766,337)	$(116,380,818)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$188,895,175	$1,733,873,204
Class B	28,192,576	97,743,866
Class C	65,845,671	69,517,814
Class I	5,686,746	3,754,571
Net asset value of shares issued to shareholders in payment of distributions declared Class A	23,691,959	26,195,534
Class B	479,318	23,491,317
Class C	2,929,207	5,353,949
Class I	61,988	76,490
Cost of shares redeemed Class A	(111,520,916)	(223,765,056)
Class B	(2,679,517)	(1,659,434,034)
Class C	(14,754,350)	(51,174,017)
Class I	(693,242)	(876,409)
Net asset value of shares exchanged Class A	67,086	-
Class B	(67,086)	-
Contingent deferred sales charges Class B	-	325,260
Net increase in net assets from Fund share transactions	$186,134,615	$25,082,489
Net increase in net assets	$210,730,894	$36,216,814

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Net Assets
At beginning of period	$2,029,122,916	$1,992,906,102
At end of period	$2,239,853,810	$2,029,122,916
Accumulated undistributed net investment income included in net assets
At end of period	$996,085	$1,963,132

See notes to financial statements

14

Eaton Vance National Municipals Fund as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000(1)
Net asset value - Beginning of period	$10.920		$10.840	$10.920	$10.550	$10.230	$10.440
Income (loss) from operations
Net investment income	$0.295		$0.654	$0.666	$0.656	$0.618	$0.629
Net realized and unrealized gain (loss)	0.146		0.079	(0.105)	0.334	0.312	(0.200)
Total income from operations	$0.441		$0.733	$0.561	$0.990	$0.930	$0.429
Less distributions
From net investment income	$(0.301)		$(0.653)	$(0.641)	$(0.620)	$(0.610)	$(0.639)
Total distributions	$(0.301)		$(0.653)	$(0.641)	$(0.620)	$(0.610)	$(0.639)
Net asset value - End of period	$11.060		$10.920	$10.840	$10.920	$10.550	$10.230
Total Return(3)	4.07%		6.94%	5.46%	9.84%	9.33%	4.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,891,896		$1,769,191	$236,885	$213,456	$181,600	$174,024
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.79	%(5)	0.79%	0.78%	0.83%	0.83%	0.66%
Expenses after custodian fee reduction(4)	0.78	%(5)	0.79%	0.78%	0.82%	0.82%	0.65%
Net investment income	5.35	%(5)	6.05%	6.29%	6.31%	5.92%	6.23%
Portfolio Turnover of the Portfolio(6)	-		44%	35%	32%	20%	41%
Portfolio Turnover of the Fund	27%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.28% to 6.31%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

15

Eaton Vance National Municipals Fund as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000(1)
Net asset value - Beginning of period	$10.190		$10.130	$10.190	$9.850	$9.550	$9.740
Income (loss) from operations
Net investment income	$0.234		$0.558	$0.581	$0.572	$0.541	$0.532
Net realized and unrealized gain (loss)	0.138		0.053	(0.086)	0.303	0.300	(0.188)
Total income from operations	$0.372		$0.611	$0.495	$0.875	$0.841	$0.344
Less distributions
From net investment income	$(0.242)		$(0.555)	$(0.561)	$(0.540)	$(0.545)	$(0.534)
Total distributions	$(0.242)		$(0.555)	$(0.561)	$(0.540)	$(0.545)	$(0.534)
Contingent deferred sales charges	$-		$0.004	$0.006	$0.005	$0.004	$-
Net asset value - End of period	$10.320		$10.190	$10.130	$10.190	$9.850	$9.550
Total Return(3)	3.89	%(4)	6.25%	5.17%	9.30%	9.06%	3.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$55,833		$29,577	$1,553,297	$1,582,772	$1,525,303	$1,483,566
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.54	%(6)	1.17%	1.20%	1.25%	1.26%	1.25%
Expenses after custodian fee reduction(5)	1.53	%(6)	1.17%	1.20%	1.24%	1.25%	1.24%
Net investment income	4.53	%(6)	5.44%	5.88%	5.89%	5.49%	5.63%
Portfolio Turnover of the Portfolio(7)	-		44%	35%	32%	20%	41%
Portfolio Turnover of the Fund	27%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.86% to 5.89%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

16

Eaton Vance National Municipals Fund as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000(1)
Net asset value - Beginning of period	$9.710		$9.640	$9.710	$9.380	$9.100	$9.280
Income (loss) from operations
Net investment income	$0.225		$0.502	$0.522	$0.515	$0.478	$0.477
Net realized and unrealized gain (loss)	0.126		0.077	(0.089)	0.297	0.274	(0.175)
Total income from operations	$0.351		$0.579	$0.433	$0.812	$0.752	$0.302
Less distributions
From net investment income	$(0.231)		$(0.509)	$(0.503)	$(0.482)	$(0.472)	$(0.482)
Total distributions	$(0.231)		$(0.509)	$(0.503)	$(0.482)	$(0.472)	$(0.482)
Net asset value - End of period	$9.830		$9.710	$9.640	$9.710	$9.380	$9.100
Total Return(3)	3.75	%(4)	6.15%	4.71%	9.02%	8.47%	3.46%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$281,646		$224,955	$200,310	$185,439	$136,213	$104,455
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.54	%(6)	1.53%	1.53%	1.57%	1.59%	1.58%
Expenses after custodian fee reduction(5)	1.53	%(6)	1.53%	1.53%	1.56%	1.58%	1.57%
Net investment income	4.58	%(6)	5.19%	5.54%	5.56%	5.16%	5.31%
Portfolio Turnover of the Portfolio(7)	-		44%	35%	32%	20%	41%
Portfolio Turnover of the Fund	27%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.53% to 5.56%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

17

Eaton Vance National Municipals Fund as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000(1)
Net asset value - Beginning of period	$10.120		$10.050	$10.110	$9.770	$9.460	$9.610
Income (loss) from operations
Net investment income	$0.281		$0.623	$0.642	$0.637	$0.604	$0.557
Net realized and unrealized gain (loss)	0.131		0.078	(0.086)	0.298	0.291	(0.107)
Total income from operations	$0.412		$0.701	$0.556	$0.935	$0.895	$0.450
Less distributions
From net investment income	$(0.292)		$(0.631)	$(0.616)	$(0.595)	$(0.585)	$(0.600)
Total distributions	$(0.292)		$(0.631)	$(0.616)	$(0.595)	$(0.585)	$(0.600)
Net asset value - End of period	$10.240		$10.120	$10.050	$10.110	$9.770	$9.460
Total Return(3)	4.10%		7.17%	5.84%	10.05%	9.71%	4.96%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$10,480		$5,400	$2,414	$2,193	$389	$598
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.54	%(5)	0.53%	0.53%	0.57%	0.58%	0.57%
Expenses after custodian fee reduction(4)	0.53	%(5)	0.53%	0.53%	0.56%	0.57%	0.56%
Net investment income	5.49	%(5)	6.18%	6.54%	6.60%	6.22%	5.87%
Portfolio Turnover of the Portfolio(6)	-		44%	35%	32%	20%	41%
Portfolio Turnover of the Fund	27%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.57% to 6.60%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

18

Eaton Vance National Municipals Fund as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. In addition, all Class B shares of Eaton Vance National Municipals Fund purchased on or before March 16, 2004 converted to Class A shares of the same Fund on April 8, 2004. Class I shares are sold at net asset value to certain institutional investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

On October 1, 2004, the National Municipals Fund received its pro rata share of cash and securities from the National Municipals Portfolio (Portfolio) in a complete liquidation of its interest in the Portfolio. Subsequent to October 1, 2004, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Interest rate swaps are normally valued on the basis of calculations furnished by a broker. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and discount.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $24,742,314 which will reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through a Fund Reorganization and may be subject to certain limitations. Such capital loss carryover will expire on September 30, 2009 ($23,042,053) and September 30, 2012 ($1,700,261), respectively. Dividends paid by the Fund from net tax-exempt interest on municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Additionally, at September 30, 2004, the Fund had net capital losses of $41,849,313 attributable to security transactions incurred after October 31, 2003. These capital losses are treated as arising on the first day of the Fund's current taxable year.

D  Financial Futures Contracts - Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are

19

Eaton Vance National Municipals Fund as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts - Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  When-issued and Delayed Delivery Transactions - The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps - The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to the agreement, the Fund makes bi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

H  Legal Fees - Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Other - Investment transactions are accounted for on a trade-date basis.

J  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these agreements is unknown as this would involve future claims that my be made against the Fund that have not yet occurred.

L  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

M  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

N  Interim Financial Statements - The interim financial statements relating to March 31, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Eaton Vance National Municipals Fund as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	17,047,892	158,485,666
Issued to shareholders electing to receive payments of distributions in Fund shares	2,142,584	2,420,842
Redemptions	(10,084,382)	(20,733,729)
Exchange from Class B shares	6,055	-
Net increase	9,112,149	140,172,779
Class B	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	2,728,748	9,534,947
Issued to shareholders electing to receive payments of distributions in Fund shares	46,388	2,287,326
Redemptions	(259,587)	(162,307,200)
Exchange to Class A shares	(6,486)	-
Net increase (decrease)	2,509,063	(150,484,927)

Class C	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	6,686,606	7,149,700
Issued to shareholders electing to receive payments of distributions in Fund shares	297,684	552,354
Redemptions	(1,500,515)	(5,305,191)
Net increase	5,483,775	2,396,863
Class I	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	550,863	373,492
Issued to shareholders electing to receive payments of distributions in Fund shares	6,044	7,572
Redemptions	(67,390)	(87,649)
Net increase	489,517	293,415

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2005, the fee was equivalent to 0.42% of the Fund's average daily net assets for such period and amounted to $4,432,774. Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2005, EVM earned $35,212 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $188,718, as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2005.

Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a

21

Eaton Vance National Municipals Fund as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $158,543 and $940,744 for Class B, and Class C shares, respectively, payable to EVD for the six months ended March 31, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At March 31, 2005, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $2,049,000 and $32,846,000 for Class B and Class C shares.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended March 31, 2005 amounted to $2,281,729, $52,848, and $313,581 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A shares made within 18 months of purchase, Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed with 18 months of purchase (depending on the circumstances of the purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within 18 months of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $24,000, $78,000 and $16,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2005.

7  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $774,253,376 and $585,069,132, respectively, for the six months ended March 31, 2005.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,061,306,977
Gross unrealized appreciation	$219,795,383
Gross unrealized depreciation	(62,789,875)
Net unrealized appreciation	$157,005,508

22

Eaton Vance National Municipals Fund as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

9  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2005, the Fund had a balance outstanding pursuant to this line of credit of $3,200,000. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2005.

10  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/05	4,500 U.S. Treasury Bond	Short	$(509,430,096)	$(501,187,500)	$8,242,596
06/05	2,500 U.S. Treasury Note	Short	(275,926,875)	(273,164,075)	2,762,800
					$11,005,396

At March 31, 2005, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services whereby the Fund makes bi-annual payments at a fixed rate equal to 5.252% on the notional amount of $125,000,000. In exchange, the Fund receives semi-annual payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is July 15, 2005. The value of the contract, which terminates July 15, 2025, is recorded as a receivable for open swap contracts of $94,788 on March 31, 2005.

At March 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

23

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance National Municipals Fund (the "Fund") and the investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•An independent report comparing the advisory fees of the Fund with those of comparable funds;

•An independent report comparing the expense ratio of the Fund to those of comparable funds;

•Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered the investment adviser's management capabilities with respect to the types of investments held by the Fund, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Fund. The Special Committee noted the investment adviser's extensive in-house research capabilities and experience managing municipal bond funds. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed

24

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds ratio.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for each Fund and for all Eaton Vance Funds as a group. The Special Committee also reviewed the level of profits of Eaton Vance and its affiliates in providing administration services for each Fund and for all Eaton Vance Funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Fund, and concluded that the fee breakpoints which are in place and will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Funds.

The Special Committee did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the approval of the investment advisory agreement, including the fee structure (described herein), is in the interests of shareholders.

25

Eaton Vance National Municipals Fund

INVESTMENT MANAGEMENT

Eaton Vance National Municipals Fund

Officers
Thomas J. Fetter
President
William H. Ahern, Jr.
Vice President
Craig R. Brandon
Vice President
Cynthia J. Clemson
Vice President
James B. Hawkes
Vice President and Trustee
Robert B. MacIntosh
Vice President
Thomas M. Metzold
Vice President and Portfolio Manager
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Benjamin C. Esty Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

26

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Investment Adviser of Eaton Vance National Municipals Fund

Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance National Municipals Fund

Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter

Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian

Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

PFPC Inc.

Attn: Eaton Vance Funds

P.O. Bo 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Municipals Trust

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund s investment objective(s), risks, and charges and expenses. The Fund s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

Semiannual Report March 31, 2005

EATON VANCE MUNICIPALS TRUST	California Florida Massachusetts Mississippi New York Ohio Rhode Island West Virginia

IMPORTANT NOTICES REGARDING PRIVACY,

DELIVERY OF SHAREHOLDER DOCUMENTS,

PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

• Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

• None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

• Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

• We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it’s underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling
1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipals Funds as of March 31, 2005

TABLE OF CONTENTS

President’s Letter to Shareholders	2

Market Recap	3

Fund Investment Updates

California	4
Florida	6
Massachusetts	8
Mississippi	10
New York	12
Ohio	14
Rhode Island	16
West Virginia	18

Disclosure of Fund Expenses	20

Financial Statements	23

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	81

Investment Management	83

Eaton Vance Municipals Funds as of March 31, 2005

LETTER TO SHAREHOLDERS

Thomas J. Fetter

President

The municipal bond market is a center of capital formation for states, municipalities and, in some cases, private economic initiatives. In this edition of our continuing educational series, we will discuss industrial development revenue (IDR) bonds. IDR bonds have long been used as a financing mechanism by local governments to provide assistance to local employers and encourage job retention and creation within their communities.

IDR bonds finance private activities that benefit the public...

IDR bonds are issued by municipal authorities to finance projects and facilities used by private corporations. Historically, IDR bonds have represented a partnership between the private and public sectors – a source of dedicated funding for companies and a source of job creation in projects beneficial to local communities. The “Private-Activities” provision of the Tax Reform Act of 1986 permits issuance of tax-exempt bonds for specific activities, including pollution control; gas and electric service; water distribution; wastewater systems; solid waste disposal; airports and selected transportation projects; and other industrial projects.

The Act also placed a cap on the dollar amount that may be raised for IDR bonds in each state, limiting the amount to $50 per person/per state/per year, with a $150 million maximum. These limitations provide protection against potential abuse and ensure that tax-exempt IDR bonds will indeed be issued for projects that will benefit the public.

IDR bonds finance utility-related projects and other industrial initiatives...

Typically, IDR bond projects provide financing for manufacturing, processing or utility facilities. Historically, about one-half of these bonds have been issued to finance pollution control facilities for manufacturers and electric utilities. Because many utilities and manufacturers have been ordered to comply with stricter environmental and fuel standards, pollution control bonds have helped finance the retrofits of existing plants. Other IDR bonds have served as inducements from state and local issuers to locate plants or build new facilities, in the hope that such construction might generate further economic growth for a community.

IDR bonds are secured by corporate revenues – not those of state or local governments...

IDR bond issues are secured by the credit of the underlying corporation. The municipal issuing authority acts solely as a conduit to permit tax-exempt financing. The corporation pledges to makepayments sufficient to meet all debt service obligations. Unlike some revenue issues, IDR bonds are backed by revenues of the entire corporation, not solely by those of the project being financed.

Because IDR bonds are backed by corporate revenues and not by the taxing authority of a state or local jurisdiction, they have historically provided coupon premiums above those of general obligations and other more traditional revenue bonds. Bonds may be either collateralized or unsecured. Collateralized bonds have a lien against the company’s assets, which may provide bond holders enhanced bargaining power in the event of a bankruptcy. Unsecured bonds have no such lien.

While providing new opportunities, IDR bonds require rigorous analysis...

While IDR bonds may provide unusual investment opportunities, they also may entail increased risk and, therefore, demand especially intensive analysis. At Eaton Vance, we have credit analysts and resources dedicated to IDR bond research.

IDR bonds represent a key segment of the municipal bond market and should remain an importantsource of capital formation. In our view, the experience and resources needed to evaluate these issues further demonstrates the value of professional management. We will continue to look for opportunities in this sector of the municipal market.

Sincerely,

/s/ Thomas J. Fetter
Thomas J. Fetter
President
May 6, 2005

Shares of the Funds are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. .

Eaton Vance Municipals Funds as of March 31, 2005

MARKET RECAP

The U.S. economy continued to generate moderate growth during the six months ended March 31, 2005. While higher gasoline and energy prices pinched consumers, the weak U.S. dollar raised inflationary concerns and helped push interest rates higher.

After a promising recovery in 2004, slower growth in early 2005...

The nation’s Gross Domestic Product grew by 3.1% in the first quarter of 2005, according to preliminary Commerce Department figures, following a 3.8% rise in the fourth quarter of 2004. Manufacturing activity, which had expanded strongly in the second half of 2004, slackened somewhat in the first quarter of 2005, amid slower industrial production and weakening demand for durable goods.

Consumer spending, which helped fuel the economic recovery over the past year, weakened considerably, as higher fuel costs and rising interest rates on loans and mortgages prompted consumers to tighten their belts. Capital spending also slowed, as businesses curtailed new investments in plants and factories, while reducing the pace of investment in productivity-enhancing equipment and software. Residential construction remained relatively strong, although slightly off the torrid pace set in 2004.

After recovering dramatically in 2004, job creation weakened somewhat in early 2005...

The nation’s labor markets strengthened during the year, although the pace of job creation weakened at the close of the period. Hiring picked up during the year in areas that had suffered large technology sector layoffs. Also, manufacturing, financial services, business services, trucking, shipping, construction, energy, health care, and media also generated new jobs. In the first quarter of 2005, however, employers showed some reticence in hiring practices, as they were forced to cope with unpredictable fuel cost hikes.

Municipal bond yields were 99% of Treasury yields

4.70%	7.23%

30-Year AAA-rated	Taxable equivalent yield
General Obligation (GO) Bonds*	in 35.0% tax bracket

4.75%

30-Year Treasury Bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of March 31, 2005.

Past performance is no guarantee of future results.

Source: Bloomberg, L.P.

The Federal Reserve continued to raise short-term interest rates in 2005...

The Federal Reserve pushed short-term rates higher, suggesting it will continue to raise rates to keep the economy from growing too quickly and, thereby, reviving inflation. Beginning in June 2004, the Fed increased its Federal Funds rate – a key short-term interest rate barometer – on seven occasions, raising that benchmark from 1.00% to 2.75%, including its most recent rate hike in March 2005.

The municipal bond market posted a modest gain for the year, slightly outperforming the Treasury market. For the six months ended March 31, 2005, the Lehman Brothers Municipal Bond Index – an unmanaged index commonly used as a broad measure of municipal bond performance – had a total return of 1.21%.*

* It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Eaton Vance California Municipals Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

• The Fund’s Class A shares had a total return of 1.76% during the six months ended March 31, 2005.(1) This return was the result of a decrease in net asset value (NAV) to $10.79 per share on March 31, 2005, from $10.86 on September 30, 2004, and the reinvestment of $0.261 in dividends.(2)

• The Fund’s Class B shares had a total return of 1.50% during the six months ended March 31, 2005.(1) This return was the result of a decrease in NAV to $9.99 per share on March 31, 2005, from $10.06 on September 30, 2004, and the reinvestment of $0.220 in dividends.(2)

• The Fund’s Class C shares had a total return of 1.42% during the six months ended March 31, 2005.(1) This return was the result of a decrease in NAV to $9.99 per share on March 31, 2005, from $10.06 on September 30, 2004, and the reinvestment of $0.213 in dividends.(2)

• For comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.21% for the six months ended March 31,
2005.(3)

• Based on the Fund’s most recent dividends and NAVs on March 31, 2005, of $10.79 per share for Class A, $9.99 for Class B, and $9.99 for Class C, the Fund’s distribution rates were 4.77%, 4.02%, and 4.02%, respectively.(4) The distribution rates of Class A, Class B, and Class C are equivalent to taxable rates of 8.09%, 6.82%, and 6.82%, respectively.(5)

• The SEC 30-day yields for Class A, Class B, and Class C shares at March 31, 2005, were 4.31%, 3.76%, and 3.76%, respectively.(6) The SEC 30-day yields of Class A, Class B, and Class C are equivalent to taxable yields of 7.31%, 6.38%, and 6.38%, respectively.(5)

Fund Statistics**

• Number of Issues:	83
• Average Maturity:	18.6 years
• Average Rating:	AA-
• Average Call:	9.6 years
• Average Dollar Price:	$95.88

**Fund Statistics may not be representative of the Fund’s current or future investments and may change due to active management.

Management Discussion

Cynthia J. Clemson

Portfolio Manager

• California’s economy saw a slight improvement during the six-month period, with unemployment dropping to 5.4% in March 2005 from 5.9% in September 2004. Job gains have increased by nearly 130,000 in the past year. The largest job gains were in the construction industry, with other gains in mining, information technology,business services, education, health care, and government. Trade, transportation, and utilities saw declines in employment.

• The Fund continued to emphasize escrowed/pre-refundedbonds, which was one of the largest sector weightings at March 31, 2005. These bonds are either pre-refunded to their approaching call datesor escrowed to maturity. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality, and generally provide an excellent source of income.

• In the education sector, we were fortunate to acquire some California Education bonds that support Lutheran University. This issue is BBB-rated and came with good call protection and an attractive yield.

• Lease revenue/certificates of participation bonds (COPs) were also among the Fund’s largest sector weightings. COPs are an alternative financing tool employed to finance a wide variety of municipal projects, including recreational facilities, university facilities, and parking facilities.

• Special tax revenue bonds, which are typically non-rated, also constituted significant investments in the Fund. While these issues have solid credit quality, they often carry higher yields than investment-grade bonds of similar credit quality. These bonds are secured by the levy of special assessments – as opposed to property taxes – by local governments. The levies help defray costs on improvements or infrastructures that benefit local property owners.

• Management continued to closely monitor the Fund’s call protection. While the pace of refundings has declined somewhat in the past six months, compared to the preceding year, management believes that call protection remains an important strategic consideration for municipal bond investors.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2) A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state income tax.

(3) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figures assume a maximum combined 41.05% federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance California Municipals Fund as of March 31, 2005

FUND PERFORMANCE

Performance*	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	3.35%	2.89%	N.A.
Five Years	6.58	6.28	N.A.
Ten Years	6.06	5.50	N.A.
Life of Fund†	6.19	5.90	2.29

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.59%	-2.04%	N.A.
Five Years	5.55	5.97	N.A.
Ten Years	5.55	5.50	N.A.
Life of Fund†	5.71	5.90	1.29

†Inception date: Class A: 5/27/94; Class B: 12/19/85; Class C: 8/31/04

* Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution**

By total investments

**Rating Distributions may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Florida Municipals Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

• The Fund’s Class A shares had a total return of 2.19% during the six months ended March 31, 2005.(1) This return was the result of a decrease in net asset value (NAV) to $10.55 per share on March 31, 2005, from $10.58 on September 30, 2004, and the reinvestment of $0.260 in dividends.(2)

• The Fund’s Class B shares had a total return of 1.98% during the six months ended March 31, 2005.(1) This return was the result of a decrease in NAV to $10.81 per share on March 31, 2005, from $10.84 on September 30, 2004, and the reinvestment of $0.244 in dividends.(2)

• For comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.21% for the six months ended March 31,
2005.(3)

• Based on the Fund’s most recent dividends and NAVs on March 31, 2005 of $10.55 per share for Class A and $10.81 for Class B, the Fund’s distribution rates were 4.87% and 4.12%, respectively.(4) The distribution ratesof Class A and Class B are equivalent to taxable rates of 7.49% and 6.34%, respectively.(5)

• The SEC 30-day yields for Class A and Class B shares at March 31, 2005 were 4.26% and 3.72%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.55% and 5.72%, respectively.(5)

Fund Statistics**

• Number of Issues:	86
• Average Maturity:	22.3 years
• Average Rating:	AA
• Average Call:	8.2 years
• Average Dollar Price:	$100.56

**Fund Statistics may not be representative of the Fund’s current or future investments and may change due to active management.

Management Discussion

Cynthia J. Clemson

Portfolio Manager

• Florida’s economic recovery remains among the strongest in the nation. Construction remains one of the strongest industries, driven by residential building, while tourismhas continued to recover from a devastating hurricane season in 2004. A weak dollar has encouraged significant numbers of foreign tourists to vacation in Florida, while strong population growth, including immigrants, retirees, and workers seeking jobs, has fueled the boom. The state’s jobless rate was 4.2% in March 2005, down from 4.5% in September 2004, and well below the national rate of 5.2%.

• Insured* water and sewer bonds, which are backed by water system bill payments, were one of the largest investments for the Fund at March 31, 2005. With the continuing growth in Florida’s population, water and sewer improvements and expansions represent asignificant portion of Florida’s debt offerings.

• Insured* transportation bonds were also among the Fund’s largest sector weightings during the period. The Fund’s investments included bonds for the Florida Turnpike Authority, as well as selected issues for Puerto Rico’s Highway and Transportation Authority.

• Special tax revenue bonds, some of which are issued on a non-rated basis, also constituted significant investments in the Fund. While these issues have solid credit quality, they often carry higher yields than investment-grade bonds of similar credit quality. These bonds are secured by the levy of special assessments – as opposed to property taxes – by local governments. The levies help defray costs on improvements or infrastructures that benefit local property owners.

• Management continued to closely monitor the Fund’s call protection. While the pace of refundings has declined somewhat in the past six months, compared to the preceding year, management believes that call protection remains an important strategicconsideration for municipal bond investors.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower.

(2) A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state intangibles tax.

(3) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance Florida Municipals Fund as of March 31, 2005

FUND PERFORMANCE

Performance*	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	2.85%	2.10%
Five Years	6.54	5.76
Ten Years	5.71	4.88
Life of Fund†	6.06	5.93

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.06%	-2.79%
Five Years	5.50	5.44
Ten Years	5.20	4.88
Life of Fund†	5.59	5.87

†Inception date: Class A: 4/5/94; Class B: 8/28/90

* Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution**

By total investments

**Rating Distributions may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Massachusetts Municipals Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

• The Fund’s Class A shares had a total return of 2.03% during the six months ended March 31, 2005.(1) This return was the result of a decrease in net asset value (NAV) to $9.62 per share on March 31, 2005, from $9.66 on September 30, 2004, and the reinvestment of $0.235 in dividends.(2)

• The Fund’s Class B shares had a total return of 1.97% during the six months ended March 31, 2005.(1) This return was the result of a decrease in NAV to $10.73 per share on March 31, 2005, from $10.76 on September 30, 2004, and the reinvestment of $0.241 in dividends.(2)

• The Fund’s Class I shares had a total return of 2.46% during the six months ended March 31, 2005.(1) This return was the result of a decrease in NAV to $9.94 per share on March 31, 2005, from $9.97 on September 30, 2004, and the reinvestment of $0.274 in dividends.(2)

• For comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.21% for the six months ended March 31,
2005.(3)

• Based on the Fund’s most recent dividends and NAVs on March 31, 2005 of $9.62 per share for Class A, $10.73 for Class B, and $9.94 for Class I, the Fund’s distribution rates were 4.75%, 4.00%, and 4.95%, respectively.(4) The distribution rates of Class A, Class B, and Class I are equivalent to taxable rates of 7.72%, 6.50%, and 8.04%, respectively.(5)

• The SEC 30-day yields for Class A, Class B, and Class I shares at March 31, 2005 were 4.20%, 3.65%, and 4.61%, respectively.(6) The SEC 30-day yields of Class A, Class B, and Class I are equivalent to taxable yields of 6.82%, 5.93%, and 7.49%, respectively.(5)

Fund Statistics**

• Number of Issues:	70
• Average Maturity:	21.8 years
• Average Rating:	AA+
• Average Call:	11.7 years
• Average Dollar Price:	$101.53

**Fund Statistics may not be representative of the Fund’s current or future investments and may change due to active management.

Management Discussion

Robert B. MacIntosh

Portfolio Manager

• Massachusetts’ economy continued to show solid growth in the past six months, bolstered by strong productivity gains in 2004. Unemployment rose to 4.9% in March 2005, up from 4.6% in September 2004, but still below the national rate of 5.2%. The state’s large technology sector continued to bolster strong productivity rates, but low population growth accounted for more sluggish payroll growth compared to the national average. Leisure and hospitality, professional, scientific, and business services all added jobs during the period, while the information, trade, transportation, and utilities sectors declined.

• Municipal bond issuers continued to call bonds at a higher rate than the historical norm because of the relatively low interest-rate environment. As a result, management’s ongoing focus on call protection was beneficial for the Fund’s income and overall performance during the period. As low interest rates continue to prompt refundings, call protection remains an important concern for municipal investors.

• The Fund added bonds issued by the Massachusetts Bay Transportation Authority, as a large, attractive deal came to market during the period. These investment-grade bonds are backed by either assessments or special taxes. The Fund also added education bonds issued by Boston University that had high investment-grade ratings and came with long call dates.

• Health care, a significant part of the state’s economy, remained an important sector weighting in the Fund, although we reduced exposure to one of the larger hospital holdings, Partners HealthCare System, to reduce risk.

• Management sold some of the Fund’s zero coupon bond holdings, which had performed well over the past several years as interest rates declined. Zero coupon bonds tend to perform well when interest rates are declining. With increasing signs of a potential rise in long-term interest rates, we felt it prudent to take advantage of the significant appreciation that we had seen in the Fund’s zero coupon holdings.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. Class I shares are offered to certain investors at net asset value.

(2) A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state income tax.

(3) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figures assume a maximum combined 38.45% federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance Massachusetts Municipals Fund as of March 31, 2005

FUND PERFORMANCE

Performance*	Class A	Class B	Class I

Average Annual Total Returns (at net asset value)
One Year	3.36%	2.76%	3.87%
Five Years	6.78	6.04	7.04
Ten Years	5.86	5.12	6.07
Life of Fund†	5.05	5.63	5.52

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.57%	-2.17%	3.87%
Five Years	5.74	5.72	7.04
Ten Years	5.35	5.12	6.07
Life of Fund†	4.60	5.63	5.52

†Inception date: Class A: 12/7/93; Class B: 4/18/91; Class I: 6/17/93

* Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. Class I shares are offered to certain investors at net asset value. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution**

By total investments

**Rating Distributions may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Mississippi Municipals Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

• The Fund’s Class A shares had a total return of 1.17% during the six months ended March 31, 2005.(1) This return was the result of a decrease in net asset value (NAV) to $9.61 per share on March 31, 2005, from $9.72 on September 30, 2004, and the reinvestment of $0.224 in dividends.(2)

• The Fund’s Class B shares had a total return of 0.98% during the six months ended March 31, 2005.(1) This return was the result of a decrease in NAV to $9.83 per share on March 31, 2005, from $9.94 on September 30, 2004, and the reinvestment of $0.207 in dividends.(2)

• For comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.21% for the six months ended March 31,
2005.(3)

• Based on the Fund’s most recent dividends and NAVs on March 31, 2005 of $9.61 per share for Class A and $9.83 for Class B, the Fund’s distribution rates were 4.58% and 3.83%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.42% and 6.20%, respectively.(5)

• The SEC 30-day yields for Class A and Class B shares at March 31, 2005 were 3.53% and 2.95%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.72% and 4.78%, respectively.(5)

Fund Statistics**

• Number of Issues:	50
• Average Maturity:	16.8 years
• Average Rating:	AA+
• Average Call:	6.8 years
• Average Dollar Price:	$101.78

**Fund Statistics may not be representative of the Fund’s current or future investments and may change due to active management.

Management Discussion

Craig R. Brandon

Portfolio Manager

• The economy has continued to recover in Mississippi over the past six months, although the state’s unemployment rate of 7.0% in March 2005 (preliminary) was still above the national rate of 5.2%. The most significant employment growth was in the manufacturing sector, which was aided significantly by the Nissan automotive plant located in Jackson. Job gains were also seen in the business services, public education, health care, and leisure and hospitality sectors.

• Because interest rates have been so low for so long, many municipal bond issuers have been calling bonds to refinance at lower rates. While we have always focused on increasing call protection, the Fund was not immune to this trend and some bonds were called, which detracted slightly from performance.

• Higher-yielding bonds outperformed during the period, illustrated by the fact that the spread, or difference on these securities compared to lower-yielding bonds, narrowed during the period. The Fund’s holdings of certain hospital and health care bonds, as well as some industrial development bonds (IDBs), were among the higher-yielding bonds that had solid returns.

• Escrowed/prerefunded bonds remained the Fund’s largest commitments. Prerefunded bonds are prerefunded to their approaching call dates and escrowed bonds are escrowed to maturity. Both types of bonds tend to have attractive coupons and income. Because they are backed by Treasury bonds, escrowed/prerefunded bonds are considered to be of the highest quality.

• Despite low issuance, we were able to acquire some attractive bonds for the Fund to improve call protection, including water and sewer bonds and Mississippi State University bonds. We also added to the Fund’s International Paper industrial revenue bond holdings, which have solid credit ratings and are backed by one of the state’s largest employers.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower.

(2) A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state income tax.

(3) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figures assume a maximum combined 38.25% federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance Mississippi Municipals Fund as of March 31, 2005

FUND PERFORMANCE

Performance*	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	2.84%	2.18%
Five Years	5.85	5.08
Ten Years	5.50	4.83
Life of Fund†	4.68	4.33

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.06%	-2.73%
Five Years	4.82	4.75
Ten Years	4.98	4.83
Life of Fund†	4.23	4.33

†Inception date: Class A: 12/7/93; Class B: 6/11/93

* Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution**

By total investments

**Rating Distributions may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New York Municipals Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

• The Fund’s Class A shares had a total return of 1.52% during the six months ended March 31, 2005.(1) This return was the result of a decrease in net asset value (NAV) to $10.70 per share on March 31, 2005, from $10.80 on September 30, 2004, and the reinvestment of $0.263 in dividends.(2)

• The Fund’s Class B shares had a total return of 1.30% during the six months ended March 31, 2005.(1) This return was the result of a decrease in NAV to $11.57 per share on March 31, 2005, from $11.68 on September 30, 2004, and the reinvestment of $0.261 in dividends.(2)

• The Fund’s Class C shares had a total return of 1.23% during the six months ended March 31, 2005.(1) This return was the result of a decrease in NAV to $9.71 per share on March 31, 2005, from $9.80 on September 30, 2004, and the reinvestment of $0.210 in dividends.(2)

• For comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.21% for the six months ended March 31,
2005.(3)

• Based on the Fund’s most recent dividends and NAVs on March 31, 2005 of $10.70 per share for Class A, $11.57 for Class B, and $9.71 for Class C, the Fund’s distribution rates were 4.82%, 4.07%, and 4.06%, respectively.(4) The distribution rates of Class A, Class B, and Class C shares are equivalent to taxable rates of 8.03%, 6.78%, and 6.77%, respectively.(5)

• The SEC 30-day yields for Class A, Class B, and Class C shares at March 31, 2005 were 4.17%, 3.63%, and 3.59%, respectively.(6) The SEC 30-day yields of Class A, Class B, and Class C shares are equivalent to taxable yields of 6.95%, 6.05%, and 5.98%, respectively.(5)

Fund Statistics**

• Number of Issues:	81
• Average Maturity:	20.7 years
• Average Rating:	AA-
• Average Call:	11.0 years
• Average Dollar Price:	$106.71

**Fund Statistics may not be representative of the Fund’s current or future investments and may change due to active management.

Management Discussion

Thomas J. Fetter

Portfolio Manager

• New York’s economy continued to expand during the six-month period, with employment increases in every month through March 2005. Since the state’s recovery began in August 2003, New York has added more than 100,000 jobs in the private sector. In February 2005, the state’s unemployment rate was 5.1%, which was below the national rate of 5.4%.

• Education and health care have led the state’s recovery with additional employment gains in the leisure and hospitality, trade, transportation and utilities, business services, and financial services sectors. Manufacturing has been the only declining sector.

• Management sold some of the Fund’s non-callable bonds with shorter maturities, replacing them with non-callable bonds that have longer maturities. The shorter-maturity bonds were beginning to lose value, and we wanted to protect the Fund’s NAVs from any further price erosion. This strategy was also designed to increase the overall average maturity of the Fund, which can be beneficial during periods of increased municipal refinancings.

• New issuance was generally down in New York, which benefited the muni market because of the more favorable supply-demand dynamics it created (i.e., lower supply; greater demand). However, we took advantage of an issuance of New York State general obligation (GO) bonds. These securities came with attractive 30-year maturities, which we have not seen in some time and felt fortunate to have been able to acquire for the Fund.

• Management continued to emphasize the Fund’s call protection. Faced with the prospect of a faster pace of refundings, management believes that call protection remains an important strategic aspect for municipal bond investors.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2) A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state income tax.

(3) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figures assume a maximum combined 40.01% federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance New York Municipals Fund as of March 31, 2005

FUND PERFORMANCE

Performance*	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	3.18%	2.70%	2.51%
Five Years	7.04	6.43	N.A.
Ten Years	6.32	5.57	N.A.
Life of Fund†	6.35	6.44	2.48

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.76%	-2.20%	1.53%
Five Years	6.00	6.11	N.A.
Ten Years	5.80	5.57	N.A.
Life of Fund†	5.87	6.44	2.48

†Inception date: Class A: 4/15/94; Class B: 8/30/90; Class C: 9/30/03

* Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution**

By total investments

**Rating Distributions may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Ohio Municipals Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

• The Fund’s Class A shares had a total return of 3.36% during the six months ended March 31, 2005.(1) This return was the result of an increase in net asset value (NAV) to $9.25 per share on March 31, 2005, from $9.18 on September 30, 2004, and the reinvestment of $0.236 in dividends.(2)

• The Fund’s Class B shares had a total return of 3.08% during the six months ended March 31, 2005.(1) This return was the result of an increase in NAV to $10.43 per share on March 31, 2005, from $10.36 on September 30, 2004, and the reinvestment of $0.247 in dividends.(2)

• For comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.21% for the six months ended March 31,
2005.(3)

• Based on the Fund’s most recent dividends and NAVs on March 31, 2005 of $9.25 per share for Class A and $10.43 for Class B, the Fund’s distribution rates were 5.03% and 4.28%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.37% and 7.12%, respectively.(5)

• The SEC 30-day yields for Class A and Class B shares at March 31, 2005 were 4.35% and 3.81%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.24% and 6.34%, respectively.(5)

Fund Statistics**

• Number of Issues:	69
• Average Maturity:	22.7 years
• Average Rating:	AA-
• Average Call:	7.7 years
• Average Dollar Price:	$104.24

**Fund Statistics may not be representative of the Fund’s current or future investments and may change due to active management.

Management Discussion

Thomas J. Fetter

Portfolio Manager

• Ohio’s economy has struggled during the past six months, as an increase in the number of people looking for work challenged the state’s employers. The unemployment rate rose to 6.3% in March 2005 from 6.0% in September 2004. Job losses were felt across a range of sectors, including manufacturing,construction, information services, business services, leisure and hospitality, and transportation and utilities. Despite the losses, the state indicated that more Ohioans were seeking jobs, in anticipation of a stronger state economy.

• The Fund performed well during a challenging period of rising interest rates, which affected all fixed-income sectors. As the spread, or difference, between higher-and lower-coupon bonds narrowed, we took advantage of this market dynamic by buying bonds at low valuations and selling them when they appreciated.

• Hospital bonds, a key sector in the Fund, performed well during the period. Management continued to seek bonds in the nursing home industry, as Ohio’s aging population has created a corresponding increase in the need for this specialized health care niche.

• Industrial development revenue bonds (IDRs) remained an important part of the Fund, accounting for 10.0% of net assets at March 31, 2005. However, with continuing struggles in the manufacturing sector, management remained vigilant about the Fund’s IDR holdings. Automotive and airline issues have been particularly affected by increased competition and pressures on earnings.

• Management adjusted the Fund’s coupon structure as market conditions warranted. Management also continued to update call protection, eliminating issues with unfavorable call features in favor of bonds with longer-dated call provisions.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower.

(2) A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state income tax.

(3) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figures assume a maximum combined 39.88% federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance Ohio Municipals Fund as of March 31, 2005

FUND PERFORMANCE

Performance*	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	4.20%	3.44%
Five Years	6.56	5.77
Ten Years	5.73	4.96
Life of Fund†	4.86	5.54

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.78%	-1.50%
Five Years	5.53	5.45
Ten Years	5.21	4.96
Life of Fund†	4.41	5.54

†Inception date: Class A: 12/7/93; Class B: 4/18/91

* Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution**

By total investments

**Rating Distributions may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Rhode Island Municipals Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

• The Fund’s Class A shares had a total return of 2.01% during the six months ended March 31, 2005.(1) This return was the result of a decrease in net asset value (NAV) to $9.75 per share on March 31, 2005, from $9.78 on September 30, 2004, and the reinvestment of $0.226 in dividends.(2)

• The Fund’s Class B shares had a total return of 1.80% during the six months ended March 31, 2005.(1) This return was the result of a decrease in NAV to $9.97 per share on March 31, 2005, from $10.00 on September 30, 2004, and the reinvestment of $0.210 in dividends.(2)

• For comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.21% for the six months ended March 31, 2005.(3)

• Based on the Fund’s most recent dividends and NAVs on March 31, 2005 of $9.75 per share for Class A and $9.97 for Class B, the Fund’s distribution rates were 4.58% and 3.83%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.72% and 6.46%, respectively.(5)

• The SEC 30-day yields for Class A and Class B shares at March 31, 2005 were 4.04% and 3.49%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.81% and 5.88%, respectively.(5)

Fund Statistics**

• Number of Issues:	56
• Average Maturity:	21.0 years
• Average Rating:	AA+
• Average Call:	7.0 years
• Average Dollar Price:	$104.64

**Fund Statistics may not be representative of the Fund’s current or future investments and may change due to active management.

Management Discussion

Robert B. MacIntosh

Portfolio Manager

• Rhode Island’s unemployment rate continued to decline, falling to 4.5% in March 2005 from 5.0% in September 2004. The state’s unemployment rate has dropped below the national average, which was 5.2% in March.

• During the period, the state’s economy benefited from job gains in a number of sectors, including professional and business services, education, health care, leisure and hospitality, and financial services. Transportation, utilities, and manufacturing have seen net job losses.

• Insured* education bonds represented the Fund’s largest sector weighting at March 31, 2005, including some of Rhode Island’s finest universities. These institutions have demonstrated strong applicant demand and stable revenues, irrespective of the economic environment.

• Insured* general obligations (GOs) were another significant focus for the Fund. Secured by Rhode Island’s various taxing powers – or, for local issuers, by local property taxes – these bonds are deemed the most secure of all municipal debt.

• Insured* special tax revenue bonds were significant investments. Secured by the levy of special assessments, the bonds helped finance improvements that benefited local property owners or users of specific public purpose projects.

• Management continued its efforts to fine-tune coupon structure and improve call protection. These adjustments were part of an ongoing commitment to seek to protect against untimely calls and to help to improve the overall performance characteristics of the Fund. In a period in which bond calls increased due to low interest rates, management’s emphasis on call protection was especially beneficial.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower.

(2) A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state income tax.

(3) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figures assume a maximum combined 40.69% federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance Rhode Island Municipals Fund as of March 31, 2005

FUND PERFORMANCE

Performance*	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	3.10%	2.33%
Five Years	6.70	5.90
Ten Years	5.65	5.04
Life of Fund†	4.80	4.52

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.76%	-2.59%
Five Years	5.66	5.58
Ten Years	5.13	5.04
Life of Fund†	4.35	4.52

†Inception date: Class A: 12/7/93; Class B: 6/11/93

* Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution**

By total investments

**Rating Distributions may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance West Virginia Municipals Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

• The Fund’s Class A shares had a total return of 1.46% during the six months ended March 31, 2005.(1)  This return was the result of a decrease in net asset value (NAV) to $9.73 per share on March 31, 2005, from $9.81 on September 30, 2004, and the reinvestment of $0.223 in dividends.(2)

• The Fund’s Class B shares had a total return of 1.16% during the six months ended March 31, 2005.(1) This return was the result of a decrease in NAV to $9.91 per share on March 31, 2005, from $10.00 on September 30, 2004, and the reinvestment of $0.206 in dividends.(2)

• For comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.21% for the six months ended March 31, 2005.(3)

• Based on the Fund’s most recent dividends and NAVs on March 31, 2005 of $9.73 per share for Class A and $9.91 for Class B, the Fund’s distribution rates were 4.57% and 3.82%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.52% and 6.29%, respectively.(5)

• The SEC 30-day yields for Class A and Class B shares at March 31, 2005 were 3.58% and 3.00%, respectively.(6)  The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.89% and 4.94% respectively.(5)

Fund Statistics**

• Number of Issues:	41
• Average Maturity:	21.2 years
• Average Rating:	AA+
• Average Call:	7.9 years
• Average Dollar Price:	$101.52

**Fund Statistics may not be representative of the Fund’s current or future investments and may change due to active management.

Management Discussion

Robert B. MacIntosh

Portfolio Manager

• While West Virginia remains one of the lowest-ranking states in terms of new job growth and unemployment rates, the state has seen an increase in employment from 2003 levels in 2004. However, in the past six months, the state’s unemployment rate declined to 5.0% in February 2005 from 5.3% in September 2004.

• West Virginia’s economy continues to be led by the trade, transportation, utilities, and government sectors, which make up approximately one-third of the state’s non-farm employment. While these sectors did not see meaningful job changes during the period, gains were seen in the natural resources and mining, construction, education, health care, and hospitality sectors.

• Insured* water and sewer bonds represented a significant investment for the Fund as of March 31, 2005. Many West Virginia communities have needed to modernize their water facilities. Increased issuance of bonds to finance these projects has provided the Fund with income opportunities.

• In a highly competitive hospital sector, the Fund remained very selective. Management emphasized insured* bonds of institutions it believes have a competitive advantage due to marketable health care services and underlying financial strength.

• Insured* general obligations (GOs) were another significant investment for the Fund, providing a high-quality investment. GOs are often accorded a high credit quality rating, as they are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction.

• Management continued to monitor call protection closely, believing that call protection remains an important strategic consideration for municipal bond investors. In a period in which bond calls increased due to low interest rates, management’s emphasis on call protection was especially beneficial.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower.

(2) A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state income tax.

(3) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figures assume a maximum combined 39.23% federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance West Virginia Municipals Fund as of March 31, 2005

FUND PERFORMANCE

Performance*	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	1.65%	1.03%
Five Years	6.11	5.32
Ten Years	5.58	4.84
Life of Fund†	4.80	4.35

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.18%	-3.83%
Five Years	5.07	5.00
Ten Years	5.07	4.84
Life of Fund†	4.34	4.35

†Inception date: Class A: 12/13/93; Class B: 6/11/93

* Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution **

By total investments

** Rating Distributions may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of March 31, 2005

DISCLOSURE OF FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 – March 31, 2005).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owing different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance California Municipals Fund

	Beginning Account Value (10/1/04)	Ending Account Value (3/31/05)	Expenses Paid During Period* (10/1/04 - 3/31/05)

Actual
Class A	$1,000.00	$1,017.60	$4.38
Class B	$1,000.00	$1,015.00	$8.14
Class C	$1,000.00	$1,014.20	$8.14

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.38
Class B	$1,000.00	$1,016.90	$8.15
Class C	$1,000.00	$1,016.90	$8.15

* Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class A shares, 1.62% for Class B shares, and 1.62% for Class C shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2004.

Eaton Vance Florida Municipals Fund

	Beginning Account Value (10/1/04)	Ending Account Value (3/31/05)	Expenses Paid During Period* (10/1/04 - 3/31/05)

Actual
Class A	$1,000.00	$1,021.90	$4.13
Class B	$1,000.00	$1,019.80	$7.91
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.13
Class B	$1,000.00	$1,017.10	$7.90

* Expenses are equal to the Fund’s annualized expense ratio of 0.82% for Class A shares and 1.57% for Class B shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2004.

Eaton Vance Massachusetts Municipals Fund

	Beginning Account Value (10/1/04)	Ending Account Value (3/31/05)	Expenses Paid During Period* (10/1/04 - 3/31/05)

Actual
Class A	$1,000.00	$1,020.30	$3.93
Class B	$1,000.00	$1,019.70	$7.70
Class I	$1,000.00	$1,024.60	$2.93

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.93
Class B	$1,000.00	$1,017.30	$7.70
Class I	$1,000.00	$1,022.00	$2.92

* Expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares, and 0.58% for Class I shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2004.

Eaton Vance Mississippi Municipals Fund

	Beginning Account Value (10/1/04)	Ending Account Value (3/31/05)	Expenses Paid During Period* (10/1/04 - 3/31/05)

Actual
Class A	$1,000.00	$1,011.70	$4.11
Class B	$1,000.00	$1,009.80	$7.87

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.13
Class B	$1,000.00	$1,017.10	$7.90

* Expenses are equal to the Fund’s annualized expense ratio of 0.82% for Class A shares and 1.57% for Class B shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2004.

Eaton Vance New York Municipals Fund

	Beginning Account Value (10/1/04)	Ending Account Value (3/31/05)	Expenses Paid During Period* (10/1/04 - 3/31/05)

Actual
Class A	$1,000.00	$1,015.20	$3.97
Class B	$1,000.00	$1,013.00	$7.73
Class C	$1,000.00	$1,012.30	$7.68

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.98
Class B	$1,000.00	$1,017.30	$7.75
Class C	$1,000.00	$1,017.30	$7.70

* Expenses are equal to the Fund’s annualized expense ratio of 0.79% for Class A shares, 1.54% for Class B shares, and 1.54% for Class C shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2004.

Eaton Vance Ohio Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/04)	(3/31/05)	(10/1/04 - 3/31/05)

Actual
Class A	$1,000.00	$1,033.60	$4.11
Class B	$1,000.00	$1,030.80	$7.90

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.08
Class B	$1,000.00	$1,017.20	$7.85

* Expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class A shares and 1.56% for Class B shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2004.

Eaton Vance Rhode Island Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/04)	(3/31/05)	(10/1/04 - 3/31/05)

Actual
Class A	$1,000.00	$1,020.10	$3.68
Class B	$1,000.00	$1,018.00	$7.45

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.68
Class B	$1,000.00	$1,017.60	$7.44

* Expenses are equal to the Fund’s annualized expense ratio of 0.73% for Class A shares and 1.48% for Class B shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30,  2004.

Eaton Vance West Virginia Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/04)	(3/31/05)	(10/1/04 - 3/31/05)

Actual
Class A	$1,000.00	$1,014.60	$3.87
Class B	$1,000.00	$1,011.60	$7.62

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.88
Class B	$1,000.00	$1,017.40	$7.65

* Expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares and 1.52% for Class B shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2004.

Eaton Vance California Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 99.8%
Principal Amount (000's omitted)	Security	Value
Education - 4.7%
$3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$3,530,310
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,732,350
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32	4,215,840
		$10,478,500
Escrowed / Prerefunded - 13.8%
$1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	$1,402,630
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	15,485,503
4,600	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14	3,209,834
5,765	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,083,702
25,975	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/27	8,901,113
		$31,082,782
General Obligations - 4.7%
$1,800	California, 5.00%, 6/1/34	$1,835,136
1,000	California, 5.25%, 4/1/30	1,040,650
2,250	California, 5.25%, 4/1/34	2,357,640
5,000	California, 5.50%, 11/1/33	5,358,050
		$10,591,476
Hospital - 8.9%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,031,710
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	4,025,560
2,250	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	2,353,815
600	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.00%, 7/1/39	594,510
1,590	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.25%, 7/1/30	1,635,585
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,928,088
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,526,520

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$470	Eastern Plumas Health Care District, 7.50%, 8/1/07	$479,151
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,638,251
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,044,110
1,500	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,519,740
1,250	Washington Township Health Care District, 5.25%, 7/1/29	1,280,987
		$20,058,027
Housing - 1.6%
$1,500	California Statewide Communities Development Authority, (Corporate Fund for Housing), 6.50%, 12/1/29	$1,484,385
500	California Statewide Communities Development Authority, (Corporate Fund for Housing), 7.25%, 12/1/34	491,850
1,447	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	1,315,773
434	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	392,796
		$3,684,804
Industrial Development Revenue - 1.9%
$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,604,717
1,700	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25(1)	1,726,792
		$4,331,509
Insured-Education - 0.6%
$1,330	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 10.855%, 7/1/33(2)(3)	$1,418,738
		$1,418,738
Insured-Electric Utilities - 8.2%
$4,100	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14	$4,715,410
5,000	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	5,319,500
3,000	Northern California Power Agency, (MBIA), Variable Rate, 10.33%, 7/1/23(2)(3)	3,368,970
500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 10.64%, 7/1/29(2)(3)	599,880
7,070	Southern California Public Power Authority, (MBIA), 0.00%, 7/1/15	4,478,209
		$18,481,969

See notes to financial statements

Eaton Vance California Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded - 2.9%
$15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, Escrowed to Maturity, (FSA), 0.00%, 1/1/28	$4,871,550
1,500	Inland Empire Solid Waste Finance Authority, (FSA), (AMT), Escrowed to Maturity, 6.25%, 8/1/11	1,651,575
		$6,523,125
Insured-General Obligations - 7.6%
$1,500	California, (AMBAC), 4.25%, 3/1/27	$1,405,095
2,400	California, (AMBAC), 5.00%, 2/1/28(4)	2,564,640
2,500	California, Residual Certificates, (AMBAC), Variable Rate, 12.275%, 10/1/30(2)(3)	3,085,050
2,285	Merced Unified School District, (FGIC), 0.00%, 8/1/19	1,144,077
3,300	Puerto Rico, (FSA), Variable Rate, 10.84%, 7/1/27(2)(3)	3,969,306
1,500	San Diego Unified School District, (MBIA), Variable Rate, 11.455%, 7/1/24(2)(3)	2,153,805
2,950	San Mateo County Community College District, (MBIA), 4.25%, 9/1/29	2,751,406
		$17,073,379
Insured-Hospital - 2.1%
$2,550	California Statewide Communities Development Authority, (Children's Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	$2,655,799
1,640	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 12.213%, 8/15/27(2)(3)	2,101,234
		$4,757,033
Insured-Lease Revenue / Certificates of Participation - 7.7%
$11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	$2,995,742
6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/22	2,710,760
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	2,806,650
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	2,911,829
13,985	Visalia Unified School District, (MBIA), 0.00%, 12/1/17	5,973,553
		$17,398,534
Insured-Transportation - 3.8%
$5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33	$5,158,200
1,440	Los Angeles County, Metropolitan Transportation Authority, (AMBAC), Variable Rate, 9.955%, 7/1/23(2)(3)	1,590,725

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,000	Los Angeles County, Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	$1,052,910
1,800	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	689,238
		$8,491,073
Insured-Water and Sewer - 2.4%
$1,670	California Water Resources, (Central Valley), (FGIC), Variable Rate, 12.888%, 12/1/28(2)(3)	$1,825,644
3,000	San Diego County Water Authority, (FGIC), Variable Rate, 8.903%, 4/22/09(5)	3,597,930
		$5,423,574
Lease Revenue / Certificates of Participation - 16.5%
$6,500	California Public Works, (University of California), 5.00%, 6/1/23	$6,501,690
5,000	California Public Works, (University of California), 5.25%, 6/1/20	5,460,600
5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	2,991,354
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,059,404
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,411,399
5,770	Los Angeles County, (Marina Del Ray), 6.50%, 7/1/08	5,816,910
7,305	Pasadena Parking Facility, 6.25%, 1/1/18	8,437,421
5,000	Sacramento City Financing Authority, 5.40%, 11/1/20	5,427,900
		$37,106,678
Other Revenue - 1.5%
$2,500	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	$2,546,850
700	Puerto Rico Infrastructure Financing Authority, Variable Rate, 11.609%, 10/1/34(2)(3)	885,682
		$3,432,532
Special Tax Revenue - 10.9%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,516,450
2,550	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	2,627,443
2,600	Capistrano Unified School District, 5.75%, 9/1/29	2,680,626
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,814,797
1,500	Corona-Norco Unified School District Public Financing Authority, 6.125%, 9/1/31	1,539,435
1,275	Fairfield Improvement Bond Act 1915, (North Cordelia District), 7.375%, 9/2/18	1,325,630

See notes to financial statements

Eaton Vance California Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$600	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	$601,788
2,180	Lincoln Public Financing Authority, Improvement Bond Act 1915, (Twelve Bridges), 6.20%, 9/2/25	2,297,458
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,456,198
1,050	Murrieta Valley Unified School District, 6.20%, 9/1/35	1,093,145
955	Roseville Special Tax, 6.30%, 9/1/25	1,015,404
2,300	Santa Margarita Water District, 6.20%, 9/1/20(6)	2,502,308
1,000	Santaluz Community Facilities District No.2, 6.20%, 9/1/30	1,017,590
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	1,010,160
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	928,926
		$24,427,358
Total Tax-Exempt Investments - 99.8% (identified cost $201,395,434)		$224,761,091
Other Assets, Less Liabilities - 0.2%		$518,200
Net Assets - 100.0%		$225,279,291

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 35.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.4% to 14.9% of total investments.

(1)  When-issued security.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $20,999,034 or 9.3% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Florida Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 98.8%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded - 1.2%
$615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	$723,265
1,675	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.875%, 10/1/22	2,164,519
		$2,887,784
General Obligations - 1.0%
$1,000	Florida, Variable Rate, 7.40%, 7/1/27(1)(2)	$1,111,080
2,300	Puerto Rico, 0.00%, 7/1/18	1,247,635
		$2,358,715
Health Care-Miscellaneous - 0.7%
$1,667	Osceola County IDA Community Pooled Loan-93, 7.75%, 7/1/17	$1,670,051
		$1,670,051
Hospital - 9.0%
$2,795	Cape Canaveral Hospital District, 5.25%, 1/1/28	$2,848,245
1,000	Halifax Medical Center, 7.25%, 10/1/24	1,103,460
1,000	Highlands County Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	1,035,220
2,750	Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36	2,901,855
1,250	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,294,687
4,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	4,249,360
5,000	Orange County Health Facilities Authority, (Nemours Foundation), 5.00%, 1/1/35	5,145,450
2,500	West Orange Healthcare District, 5.80%, 2/1/31	2,602,475
		$21,180,752
Housing - 1.9%
$1,800	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	$1,789,380
120	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 9.50%, 8/15/05	119,917
75	Florida Housing Finance Authority, 6.35%, 6/1/14	75,223
1,130	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	1,154,363
1,380	Orange County Health System Authority, (Adventist Health System), (AMT), 6.60%, 4/1/28	1,395,001
		$4,533,884

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue - 2.1%
$2,696	Broward County IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$2,483,674
2,385	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,375,078
		$4,858,752
Insured-Escrowed / Prerefunded - 7.8%
$9,225	Dade County, (Baptist Hospital of Miami), Escrowed to Maturity, (MBIA), 5.75%, 5/1/21	$10,334,767
3,835	Dade County, Professional Sports Franchise, Escrowed to Maturity, (MBIA), 0.00%, 10/1/23	1,590,336
5,600	St. Lucie Utility System, Escrowed to Maturity, (FGIC), 6.00%, 10/1/20	6,605,368
		$18,530,471
Insured-General Obligations - 0.6%
$900	Puerto Rico, (MBIA), Variable Rate, 11.455%, 7/1/20(1)(3)	$1,310,319
		$1,310,319
Insured-Health Care Miscellaneous - 0.1%
$325	Osceola County IDA, Community Provider Pooled Loan Program, (FSA), 7.75%, 7/1/10	$331,636
		$331,636
Insured-Hospital - 8.1%
$4,000	Coral Gables, Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$4,122,040
1,800	Miami-Dade County, Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26	1,864,674
9,500	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	10,690,350
2,250	South Miami Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	2,351,902
		$19,028,966
Insured-Housing - 1.3%
$3,000	Florida HFA, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,063,360
		$3,063,360
Insured-Lease Revenue / Certificates of Participation - 1.2%
$1,250	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.42%, 6/1/26(1)(2)	$1,426,937

See notes to financial statements

Eaton Vance Florida Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation (continued)
$1,100	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(1)(3)	$1,405,206
		$2,832,143
Insured-Special Tax Revenue - 10.4%
$2,115	Dade County, Residual Certificates, (AMBAC), Variable Rate, 9.915%, 10/1/35(1)(3)	$2,173,755
1,500	Jacksonville Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12	1,084,635
1,185	Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14	1,201,294
2,610	Orange County Tourist Development, (AMBAC), Variable Rate, 10.29%, 10/1/30(1)(3)	2,889,218
2,840	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/14	1,877,382
4,000	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	2,501,720
4,140	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16	2,463,590
2,525	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17	1,423,999
2,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18	1,067,500
6,800	Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19	3,521,924
5,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19	2,529,500
4,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20	1,919,080
		$24,653,597
Insured-Transportation - 16.4%
$6,075	Florida Turnpike Authority, (FSA), 4.50%, 7/1/28	$5,916,442
10,000	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27(4)	9,786,000
2,900	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 9.738%, 10/1/18(1)(3)	3,235,037
5,500	Miami-Dade County Expressway Authority, (FGIC), 5.00%, 7/1/33	5,665,935
2,000	Orlando and Orange County Expressway Authority, (FGIC), 8.25%, 7/1/14	2,667,580
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	469,788
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	444,191
5,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	5,105,850
5,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	5,581,500
		$38,872,323
Insured-Utilities - 2.0%
$4,460	Ocala Water, Sewer and Electrical Utility System, (FGIC), 5.00%, 10/1/31	$4,624,173
		$4,624,173

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer - 16.3%
$1,500	Cocoa Water and Sewer, (FGIC), 4.50%, 10/1/26	$1,472,625
5,000	Fort Myers Utility, (FGIC), Variable Rate, 8.40%, 10/1/29(2)	5,820,350
10,675	Marco Island, Utility System, (MBIA), 5.00%, 10/1/33	10,999,093
2,500	Martin County Utilities System, (AMBAC), 5.00%, 10/1/28	2,586,600
2,000	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	2,124,100
10,525	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	11,047,671
1,000	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27	1,005,530
3,375	Tampa Bay Water Utility System, (FGIC), Variable Rate, 6.90%, 10/1/27(1)(2)	3,412,294
		$38,468,263
Nursing Home - 4.3%
$4,675	Dade County IDA, (Gramercy Park Nursing Care), (FHA), 6.60%, 8/1/23	$4,729,324
2,640	Okaloosa County, Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	2,379,828
3,500	Orange County Health Facilities Authority, (Westminister Community Care), 6.60%, 4/1/24	3,068,625
		$10,177,777
Other Revenue - 0.5%
$1,000	Capital Trust Agency, (Seminole Tribe Convention), 8.95%, 10/1/33	$1,120,000
		$1,120,000
Senior Living / Life Care - 3.6%
$500	Lee County IDA, (Shell Point Village), 5.50%, 11/15/21	$504,325
2,775	Lee County IDA, (Shell Point Village), 5.50%, 11/15/29	2,754,826
3,915	North Miami Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	3,606,850
1,750	Plantation Health Facilities Authority, (Covenant Village of Florida), 5.125%, 12/1/22	1,716,208
		$8,582,209
Special Tax Revenue - 6.5%
$1,250	Concorde Estates Community Development District, 5.85%, 5/1/35	$1,253,613
1,000	Fishhawk Community Development District, 6.125%, 5/1/34	1,010,340
245	Gateway Service Community Development District, Special Assessment, 6.50%, 5/1/33	250,968
675	Heritage Harbor South, Community Development District, 6.20%, 5/1/35	690,444
1,025	Heritage Harbour South Community Development District, (Capital Improvements), 5.40%, 11/1/08	1,034,174

See notes to financial statements

Eaton Vance Florida Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$500	Heritage Harbour South Community Development District, (Capital Improvements), 6.50%, 5/1/34	$523,515
1,145	Lexington Oaks Community Development District, 7.20%, 5/1/30	1,201,002
395	Longleaf Community Development District, 6.20%, 5/1/09	382,530
1,540	Longleaf Community Development District, 6.65%, 5/1/20	1,414,382
1,015	Northern Palm Beach County, (Water Control and Improvements), 6.00%, 8/1/25	1,036,914
1,000	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	995,430
1,670	Sterling Hill, Community Development District, 6.20%, 5/1/35	1,706,506
3,125	University Square Community Development District, 6.75%, 5/1/20	3,284,125
625	Vista Lakes Community Development District, 7.20%, 5/1/32	669,244
		$15,453,187
Transportation - 1.1%
$2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,501,746
		$2,501,746
Water and Sewer - 2.7%
$6,275	Jacksonville Electric Power Authority, Water and Sewer Revenue, 5.25%, 10/1/39	$6,483,330
		$6,483,330
Total Tax-Exempt Investments - 98.8% (identified cost $214,570,595)		$233,523,438
Other Assets, Less Liabilities - 1.2%		$2,891,910
Net Assets - 100.0%		$236,415,348

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Authority

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 65.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 20.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $16,963,846 or 7.2% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 100.3%
Principal Amount (000's omitted)	Security	Value
Education - 7.9%
$2,190	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$2,238,202
5,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	5,885,110
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,019,920
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,050,230
1,700	Massachusetts HEFA, (Harvard University), 5.125%, 7/15/37	1,764,107
1,000	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.25%, 7/1/30	1,118,090
2,000	Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28	2,042,880
2,000	Massachusetts IFA, (St. Johns High School, Inc.), 5.35%, 6/1/28	2,026,840
		$17,145,379
Electric Utilities - 4.4%
$3,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$1,770,840
13,230	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	7,744,180
		$9,515,020
Escrowed / Prerefunded - 10.0%
$240	Massachusetts Bay Transportation Authority, Sales Tax, Prerefunded to 7/01/10, 5.50%, 7/1/30	$264,336
20,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	21,450,400
		$21,714,736
Hospital - 11.6%
$1,000	Massachusetts HEFA, (Berkshire Health System), 6.25%, 10/1/31	$1,041,720
3,050	Massachusetts HEFA, (Central New England Health Systems), 6.125%, 8/1/13	3,050,701
2,600	Massachusetts HEFA, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,775,032
915	Massachusetts HEFA, (Jordan Hospital), 6.875%, 10/1/15	915,174
4,100	Massachusetts HEFA, (Partners Healthcare System), 5.25%, 7/1/29	4,224,107
1,000	Massachusetts HEFA, (Partners Healthcare System), 5.75%, 7/1/32	1,083,180
4,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/08	3,558,120

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$9,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/09	$7,656,120
1,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/10	809,720
		$25,113,874
Industrial Development Revenue - 1.1%
$2,155	Massachusetts IFA, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,272,038
		$2,272,038
Insured-Education - 10.7%
$2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	$2,846,800
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,692,350
6,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	6,540,840
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,928,464
1,000	Massachusetts Development Finance Agency, (Merrimack College), (MBIA), 5.20%, 7/1/32	1,043,260
1,150	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 7.69%, 10/1/27(1)(2)	1,224,371
2,000	Massachusetts HEFA, (UMass Worcester Campus), (FGIC), 5.25%, 10/1/31	2,105,600
800	University of Massachusetts Building Authority, (AMBAC), 5.125%, 11/1/34	834,048
		$23,215,733
Insured-Electric Utilities - 1.1%
$2,000	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 9.991%, 7/1/29(1)(3)	$2,399,520
		$2,399,520
Insured-Escrowed / Prerefunded - 0.1%
$200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	$214,504
		$214,504
Insured-General Obligations - 4.7%
$960	Ashland, (AMBAC), 4.75%, 5/15/29	$968,016
960	Ashland, (AMBAC), 4.75%, 5/15/33	962,630
2,600	Ipswich, (FGIC), 5.00%, 11/15/19	2,743,676

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$3,000	Massachusetts, (AMBAC), Variable Rate, 11.455%, 8/1/30(1)(3)	$4,434,180
500	Plymouth, (MBIA), 5.25%, 10/15/20	540,165
400	Puerto Rico, (MBIA), Variable Rate, 11.455%, 7/1/20(1)(3)	582,364
		$10,231,031
Insured-Hospital - 1.6%
$2,900	Massachusetts HEFA, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 11.02%, 6/23/22(2)	$3,416,258
		$3,416,258
Insured-Lease Revenue / Certificates of Participation - 3.9%
$7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$7,741,050
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(1)(3)	766,476
		$8,507,526
Insured-Other Revenue - 2.2%
$2,894	Massachusetts Development Finance Agency, WGBH Foundation, (AMBAC), Variable Rate, 12.204%, 1/1/42(1)(3)	$4,561,863
120	Massachusetts HEFA, (Capital Assets), (MBIA), 7.20%, 7/1/09	120,442
		$4,682,305
Insured-Special Tax Revenue - 6.4%
$1,000	Martha's Vineyard Land Bank, (AMBAC), 4.50%, 5/1/24	$998,060
1,000	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/29	1,041,830
4,620	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	4,763,867
2,365	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/34	2,451,393
1,500	Massachusetts State Special Obligation - Convention Center, (FGIC), 5.25%, 1/1/29	1,592,220
3,000	Massachusetts State Special Obligation, (FGIC), 5.00%, 1/1/34	3,097,440
		$13,944,810
Insured-Transportation - 6.3%
$19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$6,015,210
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	4,801,595
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,021,170

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	$1,021,170
665	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36(1)(3)	758,452
		$13,617,597
Insured-Water and Sewer - 1.2%
$2,500	Massachusetts Water Resources Authority, (MBIA), 5.00%, 8/1/35(4)	$2,596,750
		$2,596,750
Nursing Home - 2.6%
$2,400	Massachusetts HEFA, (Christopher House), 6.875%, 1/1/29	$2,392,680
3,225	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	3,229,064
		$5,621,744
Other Revenue - 0.9%
$1,485	Puerto Rico Infrastructure Financing Authority, Variable Rate, 11.609%, 10/1/34(1)(3)	$1,878,911
		$1,878,911
Pooled Loans - 1.0%
$2,000	New England Educational Loan Marketing Corp., (AMT), 6.90%, 11/1/09	$2,140,320
		$2,140,320
Senior Living / Life Care - 0.8%
$1,805	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	$1,703,487
		$1,703,487
Solid Waste - 1.5%
$3,250	Massachusetts IFA, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,322,280
		$3,322,280
Special Tax Revenue - 7.5%
$1,500	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/30	$1,606,485
6,880	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/31	7,370,888
7,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/34	7,237,860
		$16,215,233

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation - 2.7%
$4,330	Massachusetts Bay Transportation Authority, Variable Rate, 7.44%, 3/1/27(1)(2)	$4,757,068
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,023,100
		$5,780,168
Water and Sewer - 10.1%
$10,545	Boston, IDA, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15(5)(6)	$10,580,537
3,220	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/25	3,582,797
3,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	3,172,890
4,165	Massachusetts Water Resources Authority, 5.25%, 12/1/15	4,568,089
		$21,904,313
Total Tax-Exempt Investments - 100.3% (identified cost $202,219,697)		$217,153,537
Other Assets, Less Liabilities - (0.3)%		$(673,978)
Net Assets - 100.0%		$216,479,559

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 38.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 12.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $21,363,205 or 9.9% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(4)  When-issued security.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Mississippi Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 96.1%
Principal Amount (000's omitted)	Security	Value
Electric Utilities - 1.4%
$250	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$255,947
		$255,947
Escrowed / Prerefunded - 15.8%
$2,500	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	$1,601,300
500	Mississippi State University Educational Building Corp., Prerefunded to 6/15/05, 6.15%, 6/15/15	503,940
250	Mississippi, Prerefunded to 11/1/11, 5.00%, 11/1/21	270,162
470	University of Mississippi Educational Building Corp., Prerefunded to 6/1/06, 6.20%, 6/1/16	498,336
		$2,873,738
General Obligations - 1.4%
$250	Puerto Rico, 5.00%, 7/1/34	$255,180
		$255,180
Hospital - 3.9%
$500	Jones County, (South Central Regional Medical Center), 5.50%, 12/1/17	$502,245
200	Mississippi Hospital Equipment and Facilities Authority, (Rush Medical Foundation), 6.00%, 1/1/22	200,542
		$702,787
Housing - 1.6%
$155	Mississippi Home Corp., Single Family, (GNMA), (AMT), 6.625%, 4/1/27	$158,224
90	Mississippi Home Corp., Single Family, (GNMA), (AMT), 7.55%, 12/1/27	91,129
50	Mississippi Home Corp., Single Family, (GNMA), (AMT), 8.10%, 12/1/24	50,379
		$299,732
Industrial Development Revenue - 7.1%
$200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	$239,262
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	177,597
350	Mississippi Business Finance Corp., (E.I. DuPont deNemours), (AMT), 7.15%, 5/1/16	358,925
200	Warren County, (International Paper), (AMT), 4.40%, 3/1/15	196,056

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	$327,366
		$1,299,206
Insured-Bond Bank - 3.4%
$585	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$619,644
		$619,644
Insured-Education - 7.6%
$750	Jackson State University Educational Building Corp., (FGIC), 5.00%, 3/1/29	$771,945
100	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	99,047
500	Southern Mississippi University Educational Building Corp., (AMBAC), 5.00%, 3/1/21	520,700
		$1,391,692
Insured-Electric Utilities - 4.1%
$350	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/20	$383,554
100	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16(1)(2)	141,742
100	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/16	112,304
85	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 12.902%, 7/1/29(1)(2)	101,980
		$739,580
Insured-Escrowed / Prerefunded - 3.9%
$500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	$542,465
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	163,086
		$705,551
Insured-General Obligations - 5.8%
$500	Hinds County, (MBIA), 6.25%, 3/1/11	$571,885
85	Mississippi, (FSA), Variable Rate, 10.665%, 11/1/21(1)(2)	114,311
100	Puerto Rico, (FSA), 5.125%, 7/1/30	104,234
220	Puerto Rico, (FSA), Variable Rate, 10.84%, 7/1/27(1)(2)	264,620
		$1,055,050

See notes to financial statements

Eaton Vance Mississippi Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital - 12.0%
$750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	$766,912
600	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12(3)	650,106
250	Mississippi Hospital Equipment and Facilities Authority, (Forrest County General Hospital), (FSA), 5.50%, 1/1/27	265,635
500	Mississippi Hospital Equipment and Facilities Authority, (Mississippi Baptist Medical Center), (MBIA), 6.00%, 5/1/13	511,385
		$2,194,038
Insured-Lease Revenue / Certificates of Participation - 5.8%
$250	Mississippi State University Educational Building Corp., Facilities Renovation, (FGIC), 4.50%, 8/1/29	$244,022
500	Mississippi State University Educational Building Corp., Facilities Renovation, (MBIA), 5.25%, 8/1/17	550,360
200	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(1)(2)	255,492
		$1,049,874
Insured-Special Tax Revenue - 1.0%
$180	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.00%, 7/1/28	$185,089
		$185,089
Insured-Transportation - 5.5%
$250	Mississippi Development Bank, (Mississippi Highway Construction), (FGIC), 5.00%, 1/1/25	$261,268
350	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	359,933
175	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	178,705
200	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	209,368
		$1,009,274
Insured-Water and Sewer - 10.4%
$300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	$318,087
600	Harrison County, Wastewater Management and Solid Waste, (FGIC), 4.75%, 2/1/27	602,664
435	Mississippi Development Bank, (Combined Water & Sewer System), (AMBAC), 5.00%, 7/1/23	450,182
250	Mississippi Development Bank, (Combined Water & Sewer Systems), (FSA), 5.00%, 9/1/29	258,433

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$250	Mississippi Development Bank, (Waste Water Treatment), (FSA), 5.00%, 2/1/28	$257,745
		$1,887,111
Nursing Home - 1.3%
$290	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$237,922
		$237,922
Solid Waste - 2.7%
$500	Mississippi Development Bank, (Golden Triangle Solid Waste), 6.00%, 7/1/15	$501,725
		$501,725
Transportation - 1.4%
$250	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	$252,760
		$252,760
Total Tax-Exempt Investments - 96.1% (identified cost $16,462,800)		$17,515,900
Other Assets, Less Liabilities - 3.9%		$711,601
Net Assets - 100.0%		$18,227,501

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 64.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 19.5% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $878,145 or 4.8% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New York Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 98.9%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 1.1%
$4,250	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$4,088,925
		$4,088,925
Education - 20.6%
$8,000	New York Dormitory Authority, (City University), 5.625%, 7/1/16	$9,001,760
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	9,982,995
4,325	New York Dormitory Authority, (City University), 7.50%, 7/1/10	4,811,865
9,850	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	10,687,545
18,775	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19(1)	20,524,454
14,680	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/21	16,018,522
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,235,740
		$73,262,881
Electric Utilities - 8.0%
$1,500	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/24	$1,547,235
4,000	Long Island Power Authority, Electric System Revenue, 5.375%, 9/1/25	4,185,560
7,200	Long Island Power Authority, Electric System Revenue, 5.50%, 12/1/23	7,639,848
2,500	New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), Variable Rate, 10.933%, 7/1/26(2)	2,817,775
5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	5,174,700
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,098,060
4,900	Suffolk County, IDA, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	5,027,547
		$28,490,725
Escrowed / Prerefunded - 4.0%
$3,805	New York Dormitory Authority, (City University), Escrowed to Maturity, 7.00%, 7/1/09	$4,101,029
8,905	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.50%, 1/1/17	10,069,240
		$14,170,269

Principal Amount (000's omitted)	Security	Value
General Obligations - 5.8%
$6,000	New York , 4.50%, 3/15/35	$5,794,020
3,000	New York City, 5.00%, 11/1/28	3,072,180
2,250	New York City, 5.25%, 8/15/26	2,375,122
5,755	New York City, 5.25%, 9/15/33	6,013,630
2,500	New York City, 5.375%, 12/1/26	2,620,950
635	New York City, 6.00%, 5/15/30	700,932
		$20,576,834
Health Care-Miscellaneous - 0.4%
$380	New York City IDA, (A Very Special Place), 5.75%, 1/1/29	$312,493
235	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	255,570
100	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	108,753
290	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	315,384
250	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	271,882
		$1,264,082
Hospital - 7.0%
$1,120	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	$1,135,579
3,170	Chautauqua County IDA, (Womans Christian Association), 6.40%, 11/15/29	3,171,395
3,000	Fulton County IDA, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,894,610
910	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	980,680
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,635,045
1,250	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/24	1,304,337
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,070,980
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,520,980
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	935,360
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,182,750
		$24,831,716
Housing - 4.5%
$10,350	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	$10,428,142

See notes to financial statements

Eaton Vance New York Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$5,730	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	$5,762,260
		$16,190,402
Industrial Development Revenue - 1.9%
$3,500	New York City Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	$3,155,705
1,975	Onondaga County IDA, (Senior Air Cargo) (AMT), 6.125%, 1/1/32	2,013,789
1,600	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,616,000
		$6,785,494
Insured-Education - 3.3%
$6,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/40	$6,920,880
2,500	New York Dormitory Authority, (New York University), (MBIA), Variable Rate, 18.675%, 7/1/27(3)(4)	4,730,125
		$11,651,005
Insured-Electric Utilities - 0.7%
$750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29(2)(3)	$849,878
1,500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 10.64%, 7/1/29(3)(4)	1,799,640
		$2,649,518
Insured-Escrowed / Prerefunded - 2.7%
$5,045	New York City Trust Cultural Resources, (Museum of History), Prerefunded to 7/1/09, (AMBAC), Variable Rate, 12.109%, 7/1/29(3)(4)	$6,017,172
7,755	Triborough Bridge and Tunnel Authority, (MBIA), Escrowed to Maturity, 0.00%, 1/1/22	3,617,397
		$9,634,569
Insured-General Obligations - 0.9%
$700	Jamestown, (AMBAC), 7.10%, 3/15/11	$832,370
675	Jamestown, (AMBAC), 7.10%, 3/15/12	819,626
675	Jamestown, (AMBAC), 7.10%, 3/15/13	828,191
515	Jamestown, (AMBAC), 7.10%, 3/15/14	639,743
		$3,119,930

Principal Amount (000's omitted)	Security	Value
Insured-Hospital - 3.2%
$4,715	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/27	$1,618,094
17,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/30	5,227,199
4,445	New York Dormitory Authority, (Montefiore Medical Center), (FGIC), 5.00%, 8/1/33	4,582,306
		$11,427,599
Insured-Lease Revenue / Certificates of Participation - 0.5%
$1,367	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 10.705%, 7/1/36(3)(4)	$1,681,970
		$1,681,970
Insured-Other Revenue - 1.1%
$4,000	New York City Trust Cultural Resource, (American Museum of Natural History, (MBIA), 5.00%, 7/1/44	$4,091,600
		$4,091,600
Insured-Solid Waste - 1.3%
$4,495	Islip Resource Recovery Agency, (MBIA), 6.50%, 7/1/09	$4,629,086
		$4,629,086
Insured-Special Tax Revenue - 4.1%
$8,740	New York Dormitory Authority, (AMBAC), 5.50%, 3/15/25	$10,026,965
2,950	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.089%, 7/1/28(2)(3)	3,116,852
1,225	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(3)(4)	1,328,929
		$14,472,746
Insured-Transportation - 3.2%
$5,415	Metropolitan Transportation Authority, (AMBAC), 5.00%, 11/15/33	$5,606,637
3,165	Monroe County, Airport Authority, (MBIA), (AMT), Variable Rate, 9.103%, 1/1/19(2)(3)	4,028,475
1,750	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), Variable Rate, 8.60%, 4/1/29(2)(3)	1,941,048
		$11,576,160

See notes to financial statements

Eaton Vance New York Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer - 0.6%
$2,000	New York City Municipal Water Finance Authority, (AMBAC), Prerefunded to 6/15/07, 5.00%, 6/15/38	$2,050,600
		$2,050,600
Lease Revenue / Certificates of Participation - 9.0%
$27,940	New York Urban Development Corp., 5.70%, 4/1/20	$31,980,683
		$31,980,683
Other Revenue - 1.8%
$2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$2,057,320
3,500	Puerto Rico Infrastructure Financing Authority, Escrow Fund, Variable Rate, 11.608%, 10/1/32(3)(4)	4,428,410
		$6,485,730
Senior Living / Life Care - 1.0%
$2,670	Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12(5)	$2,655,529
800	Mount Vernon IDA, (Wartburg Senior Housing, Inc. - Meadowview), 6.20%, 6/1/29	804,144
		$3,459,673
Solid Waste - 1.8%
$6,000	Niagra County, IDA, (American Ref-Fuel Co., LLC), (AMT), 5.45%, 11/15/26	$6,440,700
		$6,440,700
Special Tax Revenue - 1.6%
$3,700	New York City Transitional Finance Authority, 4.75%, 11/1/23	$3,760,421
1,985	New York City Transitional Finance Authority, (Future Tax), 5.50%, 5/1/25	2,131,592
		$5,892,013
Transportation - 7.3%
$1,500	Metropolitan Transportation Authority, 5.25%, 11/15/31	$1,558,590
3,500	Metropolitan Transportation Authority, 5.25%, 11/15/32	3,648,855
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,941,400
8,250	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	8,092,425
3,800	Port Authority of New York and New Jersey, (AMT), Variable Rate, 6.531%, 6/15/33(2)(3)	3,643,364

Principal Amount (000's omitted)	Security	Value
Transportation (continued)
$6,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	$6,066,240
		$25,950,874
Water and Sewer - 1.5%
$5,250	New York City Municipal Water Finance Authority, 5.00%, 6/15/36	$5,386,920
		$5,386,920
Total Tax-Exempt Investments - 98.9% (identified cost $324,964,858)		$352,242,704
Other Assets, Less Liabilities - 1.1%		$3,890,522
Net Assets - 100.0%		$356,133,226

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 21.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 10.8% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $33,565,863 or 9.4% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(5)  Defaulted bond.

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 98.5%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 1.4%
$2,205	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$2,206,080
		$2,206,080
Education - 5.9%
$550	Ohio Higher Educational Facilities Authority, (Case Western University), 6.50%, 10/1/20	$669,663
5,875	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 7.41%, 10/1/29(1)(2)	6,109,647
2,500	Ohio Higher Educational Facilities, (Case Western Reserve University), 5.50%, 10/1/21	2,739,225
		$9,518,535
Electric Utilities - 1.3%
$2,000	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$2,096,340
		$2,096,340
General Obligations - 1.4%
$765	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	$767,073
1,555	Youngstown, 7.35%, 7/1/05	1,573,240
		$2,340,313
Hospital - 11.5%
$1,350	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$1,422,576
3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	3,089,340
2,070	Highland County, (Township Hospital), 6.75%, 12/1/29	2,082,068
1,000	Mahoning County Ohio Hospital Facility, (Forum Health Obligation Group), 6.00%, 11/15/32	1,063,950
3,800	Miami, (Upper Valley Medical Center), 6.375%, 5/15/26	3,947,896
4,250	Parma, (Parma Community General Hospital Association), 5.375%, 11/1/29	4,327,052
2,500	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	2,665,950
		$18,598,832
Housing - 2.6%
$4,000	Franklin County, (Tuttle Park), (FHA), (AMT), 6.60%, 3/1/36	$4,242,520
		$4,242,520

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue - 10.0%
$6,970	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$5,002,299
2,890	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	3,089,872
2,500	Ohio Environmental Facilities, (Ford Motor), (AMT), 6.15%, 6/1/30	2,602,550
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,212,740
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser Busch), (AMT), 6.00%, 7/1/35	4,267,440
		$16,174,901
Insured-Bond Bank - 1.8%
$3,000	Cleveland-Cuyahoga County Port Authority, (AMBAC), 4.50%, 8/1/36(3)	$2,874,900
		$2,874,900
Insured-Education - 3.8%
$700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 10.855%, 7/1/33(1)(4)	$746,704
1,340	University of Akron, (FGIC), 4.75%, 1/1/26	1,352,810
4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	4,105,080
		$6,204,594
Insured-Electric Utilities - 6.5%
$2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15	$2,062,940
4,445	Ohio Air Quality Development Authority, (Ohio Power), RITES, (AMBAC), Variable Rate, 9.619%, 5/1/26(1)(4)	4,982,623
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,065,840
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	839,850
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,504,563
		$10,455,816
Insured-Escrowed / Prerefunded - 1.8%
$495	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	$506,058
2,000	University of Akron, (FGIC), Variable Rate, 8.91%, 1/1/29(1)(2)	2,464,400
		$2,970,458

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations - 9.0%
$1,500	Amherst School District, (FGIC), 5.00%, 12/1/26	$1,545,735
1,250	Athens City School District, (FSA), 6.00%, 12/1/24	1,409,263
1,400	Bridgeport Exempt Village School District, (FSA), 4.75%, 12/1/31	1,392,580
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/31	1,034,410
1,500	Hilliard School District, (MBIA), 4.50%, 12/1/28	1,473,105
1,895	Jefferson County, (AMBAC), 4.75%, 12/1/29	1,897,066
1,500	Lima City School District, (AMBAC), 6.00%, 12/1/22	1,706,475
1,300	Minerva Local School District, (Classroom Facility), (MBIA), 5.30%, 12/1/29	1,375,621
800	Norwalk City School District, (AMBAC), 4.75%, 12/1/26	805,104
1,500	Pickerington Local School District, (FGIC), 0.00%, 12/1/16	894,555
1,000	Springfield City School District, (Clark County), (FGIC), 5.20%, 12/1/23	1,061,810
		$14,595,724
Insured-Hospital - 3.0%
$1,000	Akron, Bath, Copley, Joint Township Hospital District, (Children's Hospital Medical Center), (FSA), 5.25%, 11/15/25	$1,057,450
500	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	511,170
1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	1,333,072
1,845	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/32	1,897,435
		$4,799,127
Insured-Lease Revenue / Certificates of Participation - 2.0%
$3,000	Marysville Exempt Village School District, (School Facilities), (MBIA), 5.25%, 12/1/30	$3,185,550
		$3,185,550
Insured-Solid Waste - 1.7%
$2,620	Central Ohio Solid Waste Authority, (AMBAC), 5.00%, 12/1/25	$2,706,041
		$2,706,041
Insured-Special Tax Revenue - 5.4%
$3,000	Hamilton County Sales Tax, (AMBAC), 5.25%, 12/1/32	$3,156,270
2,490	Hamilton County Sales Tax, (MBIA), 5.00%, 12/1/27	2,539,327
1,350	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.089%, 7/1/28(1)(2)	1,426,356

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$1,575	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(1)(4)	$1,708,623
		$8,830,576
Insured-Transportation - 6.0%
$7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	$7,984,760
1,750	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,787,048
		$9,771,808
Nursing Home - 6.6%
$1,305	Cuyahoga County Health Care Facilities, (Maple Care Center) (GNMA), (AMT), 8.00%, 8/20/16	$1,463,179
1,205	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 6.10%, 9/20/16	1,314,992
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 9.55%, 3/20/32	7,963,340
		$10,741,511
Other Revenue - 2.3%
$3,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 11.608%, 10/1/32(1)(4)	$3,795,780
		$3,795,780
Pooled Loans - 7.1%
$335	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	$336,330
825	Ohio Economic Development Commission, (Consolidated Biscuit), (AMT), 7.00%, 12/1/09	844,313
2,340	Ohio Economic Development Commission, (J J & W LP), (AMT), 6.70%, 12/1/14	2,401,870
1,050	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	1,075,274
6,510	Rickenbacker Port Authority Capital Funding (Oasbo), 5.375%, 1/1/32	6,847,609
		$11,505,396
Senior Living / Life Care - 0.6%
$1,000	Allen County Lima, (Convalescent Home Foundation), (GNMA), 6.40%, 1/1/21	$1,002,790
40	Hamilton County Hospital Facilities, (Episcopal Retirement Home), 6.80%, 1/1/08	40,135
		$1,042,925

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue - 2.3%
$2,000	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$2,129,940
1,415	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,626,755
		$3,756,695
Transportation - 3.2%
$1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	$1,011,040
3,990	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	4,094,658
		$5,105,698
Water and Sewer - 1.3%
$2,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.00%, 12/1/28	$2,072,040
		$2,072,040
Total Tax-Exempt Investments - 98.5% (identified cost $147,448,679)		$159,592,160
Other Assets, Less Liabilities - 1.5%		$2,436,412
Net Assets - 100.0%		$162,028,572

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 41.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.2% to 13.4% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $21,234,133 or 13.1% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 97.5%
Principal Amount (000's omitted)	Security	Value
Education - 7.8%
$500	Rhode Island HEFA, (Brown University), 4.75%, 9/1/33	$501,530
2,105	Rhode Island HEFA, (Brown University), 4.75%, 9/1/37	2,106,663
905	Rhode Island HEFA, (Higher Education Facility-Brown University), 5.00%, 9/1/23	935,806
500	Rhode Island HEFA, (Higher Education Facility-Salve Regina), 5.125%, 3/15/32	511,265
		$4,055,264
Electric Utilities - 1.9%
$900	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29(1)(2)	$962,892
		$962,892
Escrowed / Prerefunded - 1.9%
$230	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, 5.75%, 8/1/21	$269,870
555	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, 6.375%, 8/1/22	691,941
		$961,811
General Obligations - 1.8%
$225	Puerto Rico, 0.00%, 7/1/16	$136,984
750	Puerto Rico, 5.00%, 7/1/25	770,070
		$907,054
Hospital - 5.9%
$1,000	Rhode Island HEFA, (Hospital Financing-Lifespan Obligation Group), 6.50%, 8/15/32	$1,098,520
500	Rhode Island HEFA, (Newport Hospital), 5.30%, 7/1/29	496,715
725	Rhode Island HEFA, (St. Joseph Health Services), 5.50%, 10/1/29	679,484
830	Rhode Island HEFA, (Westerly Hospital), 6.00%, 7/1/14	798,045
		$3,072,764
Housing - 2.0%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$903,726
135	Rhode Island Housing and Mortgage Finance Corp., (AMT), 7.55%, 10/1/22	135,155
		$1,038,881

Principal Amount (000's omitted) Security		Value
Insured-Education - 20.6%
$2,145	Rhode Island HEFA, (Bryant College), (AMBAC), 5.00%, 12/1/31	$2,193,027
900	Rhode Island HEFA, (Higher Education Facilities-Rhode Island School of Design), (XLCA), 5.00%, 8/15/23	935,100
1,575	Rhode Island HEFA, (Johnson and Wales University), (MBIA), 5.00%, 4/1/29	1,608,941
1,000	Rhode Island HEFA, (Providence College), (XLCA), 5.00%, 11/1/24	1,029,850
1,000	Rhode Island HEFA, (Rhode Island College), (AMBAC), 5.625%, 9/15/30	1,095,210
500	Rhode Island HEFA, (Roger Williams College), (AMBAC), 5.00%, 11/15/24	515,680
1,600	Rhode Island HEFA, (School of Design), (MBIA), 5.00%, 6/1/31	1,642,512
1,000	Rhode Island HEFA, (University of Rhode Island), (AMBAC), 5.70%, 9/15/30	1,101,990
500	Rhode Island HEFA, (University of Rhode Island), (MBIA), 5.50%, 9/15/19	544,010
		$10,666,320
Insured-Electric Utilities - 3.0%
$1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$744,062
300	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16(1)(3)	425,226
335	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 12.902%, 7/1/29(1)(3)	401,920
		$1,571,208
Insured-Escrowed / Prerefunded - 5.4%
$1,000	North Kingstown, Prerefunded to 10/1/09, (FGIC), 5.875%, 10/1/25(4)	$1,102,690
500	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/09	551,655
1,000	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/12	1,134,980
		$2,789,325
Insured-General Obligations - 5.0%
$1,000	Providence, (FGIC), 5.00%, 1/15/26	$1,032,150
500	Puerto Rico, (FSA), Variable Rate, 10.84%, 7/1/27(1)(3)	601,410
335	Rhode Island and Providence Plantations, (FGIC), 5.375%, 6/1/19	362,882
575	Warwick, (AMBAC), 5.00%, 7/15/21	603,221
		$2,599,663

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted) Security		Value
Insured-Hospital - 3.8%
$1,900	Rhode Island HEFA, (Lifespan), (MBIA), 5.25%, 5/15/26	$1,977,368
		$1,977,368
Insured-Housing - 3.9%
$1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	$1,008,060
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	1,024,100
		$2,032,160
Insured-Lease Revenue / Certificates of Participation - 4.1%
$1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	$1,033,800
1,050	Rhode Island HEFA, (Higher Education Facilities), (MBIA), 5.00%, 9/15/23	1,089,176
		$2,122,976
Insured-Solid Waste - 1.5%
$750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	$766,013
		$766,013
Insured-Special Tax Revenue - 7.8%
$2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15	$2,509,047
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.089%, 7/1/28(1)(2)	1,056,560
420	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(1)(3)	455,633
		$4,021,240
Insured-Transportation - 4.0%
$1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	$1,021,170
1,000	Rhode Island Economic Development Corp. (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	1,025,620
		$2,046,790
Insured-Water and Sewer - 3.0%
$1,115	Rhode Island Clean Water Finance Agency, (MBIA), 5.00%, 10/1/28	$1,144,113
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	386,180
		$1,530,293

Principal Amount (000's omitted) Security		Value
Nursing Home - 5.4%
$500	Rhode Island HEFA, (Roger Williams Realty), 6.50%, 8/1/29	$557,690
1,275	Rhode Island HEFA, (Steere House), 5.80%, 7/1/20	1,242,169
1,000	Rhode Island HEFA, (Tockwotton Home), 6.25%, 8/15/22	1,004,930
		$2,804,789
Other Revenue - 3.1%
$900	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/40	$975,852
515	Puerto Rico Infrastructure Financing Authority, Variable Rate, 11.608%, 10/1/32(1)(3)	651,609
		$1,627,461
Special Tax Revenue - 4.0%
$1,500	Providence, Tax Increment, 7.65%, 6/1/16	$1,535,805
500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	529,005
		$2,064,810
Transportation - 0.6%
$295	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	$301,938
		$301,938
Water and Sewer - 1.0%
$500	Rhode Island Clean Water, PCR, 5.00%, 10/1/22	$520,285
		$520,285
Total Tax-Exempt Investments - 97.5% (identified cost $47,493,560)		$50,441,305
Other Assets, Less Liabilities - 2.5%		$1,273,630
Net Assets - 100.0%		$51,714,935

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

The Fund invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 63.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.9% to 28.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $4,555,250 or 8.8% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance West Virginia Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 99.4%
Principal Amount (000's omitted) Security		Value
Education - 2.8%
$750	Sheperd College Board of Governors, 5.125%, 12/1/33	$762,900
		$762,900
Electric Utilities - 1.9%
$500	Mason County PCR, (Appalachian Power Co.), 5.50%, 10/1/22	$509,150
		$509,150
Escrowed / Prerefunded - 13.5%
$2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16	$1,482,425
1,820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	2,209,243
		$3,691,668
Industrial Development Revenue - 1.9%
$500	Braxton County, (Weyerhaeuser), (AMT), 5.80%, 6/1/27	$515,885
		$515,885
Insured-Education - 16.7%
$750	Fairmont College Student Activity Revenue, (FGIC), 5.00%, 6/1/32	$772,500
1,250	Monongalia County Board of Education, (MBIA), 5.00%, 5/1/33	1,290,437
455	West Virginia Higher Education Interim Governing Board, (Marshall University), (FGIC), 5.00%, 5/1/31	464,423
500	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/29	516,280
1,000	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/34(1)	1,029,580
500	West Virginia University, (FGIC), 4.75%, 10/1/35	500,950
		$4,574,170
Insured-Electric Utilities - 7.2%
$450	Marshall PCR, (Ohio Power), (MBIA), 5.45%, 7/1/14	$455,589
250	Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT), 5.50%, 4/1/29	260,232
1,000	Pleasants County PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29	1,036,410
150	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16(2)(3)	212,613
		$1,964,844

Principal Amount (000's omitted) Security		Value
Insured-Escrowed / Prerefunded - 1.9%
$500	West Virginia University System, (Marshall University Library), (AMBAC), Prerefunded to 4/1/06, 5.75%, 4/1/16	$520,445
		$520,445
Insured-General Obligations - 9.0%
$250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	$265,590
190	Puerto Rico, (FSA), 5.125%, 7/1/30	198,045
300	Puerto Rico, (FSA), Variable Rate, 10.84%, 7/1/27(2)(3)	360,846
500	West Virginia School Building Authority, (AMBAC), 5.60%, 7/1/17	535,475
1,700	West Virginia, (FGIC), 0.00%, 11/1/19	851,207
250	West Virginia, (FGIC), 5.75%, 11/1/21	265,380
		$2,476,543
Insured-Hospital - 11.4%
$500	Harrison County Building Commission, (Maplewood Retirement), (AMBAC), 5.25%, 4/1/28	$518,120
500	Randolph County Commission Health System, (Davis Health System, Inc.), (FSA), 5.20%, 11/1/21	528,465
850	West Virginia Health Facilities Authority, (Charleston Area Medical Center), (MBIA), 5.75%, 9/1/13	877,438
1,200	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	1,203,024
		$3,127,047
Insured-Lease Revenue / Certificates of Participation - 3.8%
$500	West Virginia Economic Development Authority, (Correctional Juvenile and Public), (MBIA), 5.00%, 6/1/26	$516,725
500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	512,075
		$1,028,800
Insured-Special Tax Revenue - 5.9%
$600	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.089%, 7/1/28(2)(4)	$633,936
910	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(2)(3)	987,204
		$1,621,140

See notes to financial statements

Eaton Vance West Virginia Municipals Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted) Security		Value
Insured-Transportation - 1.0%
$250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), 5.25%, 5/15/19	$277,315
		$277,315
Insured-Water and Sewer - 15.3%
$250	Berkeley Public Service District Sewer, (MBIA), 5.75%, 10/1/25	$264,298
500	Crab Orchard - MacArthur Public Service District Sewer System, (AMBAC), 5.50%, 10/1/25	526,020
500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	512,930
1,000	Parkersburg Waterworks and Sewer, (FSA), 5.80%, 9/1/19	1,058,390
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	777,263
500	West Virginia Water Development, (Loan Program II), (AMBAC), 5.00%, 11/1/33	515,535
500	West Virginia Water Development, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	524,800
		$4,179,236
Lease Revenue / Certificates of Participation - 1.5%
$400	West Virginia Economic Development Authority, (State Office Building), 5.00%, 10/1/26	$408,272
		$408,272
Transportation - 5.6%
$1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	$1,023,100
500	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	511,760
		$1,534,860
Total Tax-Exempt Investments - 99.4% (identified cost $25,791,954)		$27,192,275
Other Assets, Less Liabilities - 0.6%		$152,171
Net Assets - 100.0%		$27,344,446

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 72.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.9% to 27.0% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $2,194,599 or 8.0% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of March 31, 2005

	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
Assets
Investments -
Identified cost	$201,395,434	$214,570,595	$202,219,697	$16,462,800
Unrealized appreciation	23,365,657	18,952,843	14,933,840	1,053,100
Investments, at value	$224,761,091	$233,523,438	$217,153,537	$17,515,900
Cash	$329,043	$-	$86,734	$412,194
Receivable for investments sold	-	225,000	25,000	50,261
Receivable for Fund shares sold	39,232	187,704	84,592	100,234
Interest receivable	2,952,013	4,364,679	2,881,373	229,651
Total assets	$228,081,379	$238,300,821	$220,231,236	$18,308,240
Liabilities
Payable for Fund shares redeemed	$232,466	$635,589	$313,296	$1,074
Payable for daily variation margin on open financial futures contracts	404,250	426,250	388,437	20,625
Demand note payable	-	200,000	-	-
Dividends payable	413,457	465,107	415,454	35,729
Payable for when-issued securities	1,700,000	-	2,581,075	-
Due to bank	-	92,499	-	-
Payable to affiliate for distribution and service fees	159	-	-	-
Accrued expenses	51,756	66,028	53,415	23,311
Total liabilities	$2,802,088	$1,885,473	$3,751,677	$80,739
Net Assets	$225,279,291	$236,415,348	$216,479,559	$18,227,501
Sources of Net Assets
Paid-in capital	$203,632,281	$224,292,991	$204,794,103	$17,468,495
Accumulated net realized loss (computed on the basis of identified cost)	(2,940,646)	(9,039,105)	(4,186,711)	(319,625)
Accumulated undistributed (distributions in excess of) net investment income	213,873	1,145,630	(98,710)	(29,420)
Net unrealized appreciation (computed on the basis of identified cost)	24,373,783	20,015,832	15,970,877	1,108,051
Total	$225,279,291	$236,415,348	$216,479,559	$18,227,501
Class A Shares
Net Assets	$221,514,500	$191,106,584	$151,784,373	$12,409,620
Shares Outstanding	20,528,161	18,115,725	15,770,725	1,291,179
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.79	$10.55	$9.62	$9.61
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$11.33	$11.08	$10.10	$10.09
Class B Shares
Net Assets	$2,848,124	$45,308,764	$56,419,910	$5,817,881
Shares Outstanding	285,144	4,191,170	5,258,551	591,961
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.99	$10.81	$10.73	$9.83
Class C Shares
Net Assets	$916,667	$-	$-	$-
Shares Outstanding	91,794	-	-	-
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.99	$-	$-	$-
Class I Shares
Net Assets	$-	$-	$8,275,276	$-
Shares Outstanding	-	-	832,497	-
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$-	$-	$9.94	$-

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of March 31, 2005

	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Assets
Investments -
Identified cost	$324,964,858	$147,448,679	$47,493,560	$25,791,954
Unrealized appreciation	27,277,846	12,143,481	2,947,745	1,400,321
Investments, at value	$352,242,704	$159,592,160	$50,441,305	$27,192,275
Cash	$-	$-	$320,654	$-
Receivable for investments sold	-	553,108	530,844	-
Receivable for Fund shares sold	153,043	198,337	7,911	3,022
Interest receivable	5,704,324	2,562,495	768,068	426,633
Total assets	$358,100,071	$162,906,100	$52,068,782	$27,621,930
Liabilities
Payable for Fund shares redeemed	$389,894	$110,625	$144,953	$7,073
Payable for daily variation margin on open financial futures contracts	825,000	137,500	92,812	51,562
Demand note payable	100,000	200,000	-	100,000
Dividends payable	510,931	307,671	87,264	40,368
Due to bank	53,246	74,717	-	51,708
Payable to affiliate for distribution and service fees	411	-	-	-
Accrued expenses	87,363	47,015	28,818	26,773
Total liabilities	$1,966,845	$877,528	$353,847	$277,484
Net Assets	$356,133,226	$162,028,572	$51,714,935	$27,344,446
Sources of Net Assets
Paid-in capital	$322,445,805	$158,875,999	$49,606,783	$26,934,132
Accumulated net realized gain (loss) (computed on the basis of identified cost)	5,452,249	(9,358,455)	(1,065,955)	(1,102,148)
Accumulated undistributed (distributions in excess of) net investment income	(565,117)	141,835	(18,765)	(26,210)
Net unrealized appreciation (computed on the basis of identified cost)	28,800,289	12,369,193	3,192,872	1,538,672
Total	$356,133,226	$162,028,572	$51,714,935	$27,344,446
Class A Shares
Net Assets	$349,632,187	$127,049,269	$27,402,777	$18,883,137
Shares Outstanding	32,678,497	13,737,574	2,810,775	1,941,168
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.70	$9.25	$9.75	$9.73
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$11.23	$9.71	$10.24	$10.22
Class B Shares
Net Assets	$4,264,148	$34,979,303	$24,312,158	$8,461,309
Shares Outstanding	368,472	3,353,011	2,437,618	853,479
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.57	$10.43	$9.97	$9.91
Class C Shares
Net Assets	$2,236,891	$-	$-	$-
Shares Outstanding	230,407	-	-	-
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.71	$-	$-	$-

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended March 31, 2005

	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
Investment Income
Interest	$6,532,528	$6,877,550	$5,959,615	$474,636
Total investment income	$6,532,528	$6,877,550	$5,959,615	$474,636
Expenses
Investment adviser fee	$538,123	$523,075	$455,786	$13,573
Trustees' fees and expenses	5,536	5,535	5,536	65
Distribution and service fees
Class A	282,195	193,506	148,672	11,704
Class B	13,363	230,826	276,027	28,542
Class C	1,358	-	-	-
Legal and accounting services	27,331	41,068	31,279	17,734
Printing and postage	8,711	12,624	10,482	1,310
Custodian fee	73,083	77,038	65,802	13,488
Transfer and dividend disbursing agent fees	48,760	83,508	52,597	5,544
Registration fees	700	3,850	3,500	50
Miscellaneous	10,934	19,837	9,474	5,573
Total expenses	$1,010,094	$1,190,867	$1,059,155	$97,583
Deduct -
Reduction of custodian fee	$7,445	$11,063	$8,998	$2,415
Reduction of investment adviser fee	-	-	230	-
Total expense reductions	$7,445	$11,063	$9,228	$2,415
Net expenses	$1,002,649	$1,179,804	$1,049,927	$95,168
Net investment income	$5,529,879	$5,697,746	$4,909,688	$379,468
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$3,665,683	$1,924,395	$699,055	$3,519
Financial futures contracts	(2,482,796)	(2,269,436)	(1,435,364)	(106,532)
Net realized gain (loss)	$1,182,887	$(345,041)	$(736,309)	$(103,013)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$(4,724,999)	$(2,298,200)	$(1,561,014)	$(199,123)
Financial futures contracts	1,961,531	2,068,280	1,700,243	106,951
Net change in unrealized appreciation (depreciation)	$(2,763,468)	$(229,920)	$139,229	$(92,172)
Net realized and unrealized loss	$(1,580,581)	$(574,961)	$(597,080)	$(195,185)
Net increase in net assets from operations	$3,949,298	$5,122,785	$4,312,608	$184,283

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended March 31, 2005

	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Investment Income
Interest	$9,720,698	$4,786,837	$1,378,693	$740,727
Total investment income	$9,720,698	$4,786,837	$1,378,693	$740,727
Expenses
Investment adviser fee	$771,526	$340,739	$73,504	$26,904
Trustees' fees and expenses	7,102	4,752	2,925	652
Distribution and service fees
Class A	344,322	126,902	26,873	18,886
Class B	16,971	169,983	118,802	40,628
Class C	7,062	-	-	-
Legal and accounting services	30,039	31,032	20,021	17,850
Printing and postage	16,311	10,304	2,871	1,960
Custodian fee	94,571	55,880	22,614	15,104
Transfer and dividend disbursing agent fees	114,942	57,247	11,785	10,382
Registration fees	499	1,450	-	317
Miscellaneous	16,446	11,160	7,012	7,024
Total expenses	$1,419,791	$809,449	$286,407	$139,707
Deduct -
Reduction of custodian fee	$13,376	$16,289	$4,434	$1,823
Total expense reductions	$13,376	$16,289	$4,434	$1,823
Net expenses	$1,406,415	$793,160	$281,973	$137,884
Net investment income	$8,314,283	$3,993,677	$1,096,720	$602,843
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$8,504,189	$257,939	$126,237	$102,600
Financial futures contracts	(4,401,576)	(1,041,288)	(429,201)	(223,680)
Net realized gain (loss)	$4,102,613	$(783,349)	$(302,964)	$(121,080)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$(10,662,965)	$1,221,928	$(222,574)	$(332,310)
Financial futures contracts	3,464,683	747,733	387,020	213,900
Net change in unrealized appreciation (depreciation)	$(7,198,282)	$1,969,661	$164,446	$(118,410)
Net realized and unrealized gain (loss)	$(3,095,669)	$1,186,312	$(138,518)	$(239,490)
Net increase in net assets from operations	$5,218,614	$5,179,989	$958,202	$363,353

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2005

Increase (Decrease) in Net Assets	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
From operations -
Net investment income	$5,529,879	$5,697,746	$4,909,688	$379,468
Net realized gain (loss) from investment transactions and financial futures contracts	1,182,887	(345,041)	(736,309)	(103,013)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(2,763,468)	(229,920)	139,229	(92,172)
Net increase in net assets from operations	$3,949,298	$5,122,785	$4,312,608	$184,283
Distributions to shareholders -
From net investment income
Class A	$(5,419,134)	$(4,754,398)	$(3,611,190)	$(270,067)
Class B	(54,078)	(1,009,912)	(1,198,842)	(115,999)
Class C	(5,095)	-	-	-
Class I	-	-	(210,571)	-
Total distributions to shareholders	$(5,478,307)	$(5,764,310)	$(5,020,603)	$(386,066)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$7,046,603	$16,576,409	$11,938,162	$1,595,323
Class B	1,782,432	2,241,864	2,027,922	237,014
Class C	828,917	-	-	-
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,935,227	2,467,768	1,831,244	115,113
Class B	31,255	531,050	716,396	58,893
Class C	4,337	-	-	-
Class I	-	-	25,373	-
Cost of shares redeemed
Class A	(14,855,703)	(23,255,502)	(7,002,209)	(752,297)
Class B	(922,547)	(6,045,868)	(2,748,061)	(216,840)
Class I	-	-	(44,109)	-
Net asset value of shares exchanged
Class A	-	2,468,948	2,431,920	209,876
Class B	-	(2,468,948)	(2,431,920)	(209,876)
Net increase (decrease) in net assets from Fund share transactions	$(3,149,479)	$(7,484,279)	$6,744,718	$1,037,206
Net increase (decrease) in net assets	$(4,678,488)	$(8,125,804)	$6,036,723	$835,423
Net Assets
At beginning of period	$229,957,779	$244,541,152	$210,442,836	$17,392,078
At end of period	$225,279,291	$236,415,348	$216,479,559	$18,227,501
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$213,873	$1,145,630	$(98,710)	$(29,420)

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2005

Increase (Decrease) in Net Assets	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
From operations -
Net investment income	$8,314,283	$3,993,677	$1,096,720	$602,843
Net realized gain (loss) from investment transactions and financial futures contracts	4,102,613	(783,349)	(302,964)	(121,080)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(7,198,282)	1,969,661	164,446	(118,410)
Net increase in net assets from operations	$5,218,614	$5,179,989	$958,202	$363,353
Distributions to shareholders -
From net investment income
Class A	$(8,396,844)	$(3,241,609)	$(620,948)	$(429,834)
Class B	(73,122)	(782,807)	(484,075)	(163,148)
Class C	(30,083)	-	-	-
Total distributions to shareholders	$(8,500,049)	$(4,024,416)	$(1,105,023)	$(592,982)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$30,702,767	$4,820,480	$1,475,018	$1,301,933
Class B	1,395,407	1,045,831	839,498	528,360
Class C	1,332,515	-	-	-
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,414,678	1,772,280	277,848	256,608
Class B	41,963	421,104	328,894	101,720
Class C	13,625	-	-	-
Cost of shares redeemed
Class A	(18,480,393)	(8,139,555)	(1,696,531)	(1,376,385)
Class B	(55,175)	(1,803,956)	(1,004,353)	(458,031)
Class C	(26,693)	-	-	-
Net asset value of shares exchanged
Class A	63,442	1,491,563	869,614	189,887
Class B	(63,442)	(1,491,563)	(869,614)	(189,887)
Net increase (decrease) in net assets from Fund share transactions	$20,338,694	$(1,883,816)	$220,374	$354,205
Net increase (decrease) in net assets	$17,057,259	$(728,243)	$73,553	$124,576
Net Assets
At beginning of period	$339,075,967	$162,756,815	$51,641,382	$27,219,870
At end of period	$356,133,226	$162,028,572	$51,714,935	$27,344,446
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(565,117)	$141,835	$(18,765)	$(26,210)

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2004

Increase (Decrease) in Net Assets	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
From operations -
Net investment income	$11,763,909	$11,787,202	$9,860,459	$756,210
Net realized loss from investment transactions and financial futures contracts	(1,415,060)	(5,062,538)	(2,699,850)	(273,574)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(482,603)	2,572,400	1,976,197	25,219
Net increase in net assets from operations	$9,866,246	$9,297,064	$9,136,806	$507,855
Distributions to shareholders -
From net investment income
Class A	$(6,271,170)	$(5,647,199)	$(4,784,100)	$(346,210)
Class B	(5,387,547)	(6,164,795)	(4,650,542)	(413,447)
Class C	(126)	-	-	-
Class I	-	-	(420,852)	-
Total distributions to shareholders	$(11,658,843)	$(11,811,994)	$(9,855,494)	$(759,657)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$215,254,559	$189,078,843	$112,627,613	$10,295,823
Class B	7,828,106	5,902,620	5,318,940	522,203
Class C	100,800	-	-	-
Class I	-	-	777,248	-
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,308,480	2,920,160	2,449,966	141,852
Class B	3,222,068	3,231,704	2,772,611	196,117
Class C	94	-	-	-
Class I	-	-	49,895	-
Cost of shares redeemed
Class A	(25,137,336)	(20,508,429)	(11,680,672)	(1,634,783)
Class B	(219,778,794)	(196,478,322)	(110,508,921)	(9,622,344)
Class C	(4,786)	-	-	-
Class I	-	-	(82,080)	-
Contingent deferred sales charges
Class B	58,813	-	-	-
Net increase (decrease) in net assets from Fund share transactions	$(15,147,996)	$(15,853,424)	$1,724,600	$(101,132)
Net increase (decrease) in net assets	$(16,940,593)	$(18,368,354)	$1,005,912	$(352,934)
Net Assets
At beginning of year	$246,898,372	$262,909,506	$209,436,924	$17,745,012
At end of year	$229,957,779	$244,541,152	$210,442,836	$17,392,078
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$162,301	$1,212,194	$12,205	$(22,822)

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2004

Increase (Decrease) in Net Assets	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
From operations -
Net investment income	$17,073,666	$8,257,887	$2,284,567	$1,145,945
Net realized gain (loss) from investment transactions and financial futures contracts	608,115	(1,380,642)	(398,357)	(489,266)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(2,552,834)	711,233	472,459	238,216
Net increase in net assets from operations	$15,128,947	$7,588,478	$2,358,669	$894,895
Distributions to shareholders -
From net investment income
Class A	$(9,316,679)	$(3,877,225)	$(927,823)	$(497,802)
Class B	(9,089,001)	(4,641,574)	(1,394,721)	(621,432)
Class C	(20,253)	-	-	-
From net realized gain
Class A	(106,352)	-	-	-
Class B	(671,402)	-	-	-
Class C	(613)	-	-	-
Total distributions to shareholders	$(19,204,300)	$(8,518,799)	$(2,322,544)	$(1,119,234)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$321,162,393	$121,865,745	$18,239,195	$17,065,175
Class B	9,069,087	4,312,410	1,611,714	1,298,116
Class C	944,804	-	-	-
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,936,040	2,091,400	417,013	305,714
Class B	6,874,534	2,430,532	827,271	347,226
Class C	8,230	-	-	-
Cost of shares redeemed
Class A	(33,111,721)	(10,797,206)	(3,548,697)	(1,835,384)
Class B	(317,576,460)	(128,904,774)	(20,572,813)	(16,892,755)
Class C	(21,600)	-	-	-
Contingent deferred sales charges
Class B	74,425	-	-	-
Net increase (decrease) in net assets from Fund share transactions	$(6,640,268)	$(9,001,893)	$(3,026,317)	$288,092
Net increase (decrease) in net assets	$(10,715,621)	$(9,932,214)	$(2,990,192)	$63,753
Net Assets
At beginning of year	$349,791,588	$172,689,029	$54,631,574	$27,156,117
At end of year	$339,075,967	$162,756,815	$51,641,382	$27,219,870
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(379,351)	$172,574	$(10,462)	$(36,071)

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund - Class A
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$10.860		$10.920	$11.250	$10.880	$10.270	$10.320
Income (loss) from operations
Net investment income	$0.263		$0.548	$0.542	$0.548	$0.533	$0.536
Net realized and unrealized gain (loss)	(0.072)		(0.078)	(0.342)	0.352	0.619	(0.031)
Total income from operations	$0.191		$0.470	$0.200	$0.900	$1.152	$0.505
Less distributions
From net investment income	$(0.261)		$(0.530)	$(0.530)	$(0.530)	$(0.542)	$(0.555)
Total distributions	$(0.261)		$(0.530)	$(0.530)	$(0.530)	$(0.542)	$(0.555)
Net asset value - End of period	$10.790		$10.860	$10.920	$11.250	$10.880	$10.270
Total Return(3)	1.76%		4.42%	1.89%	8.61%	11.46%	5.17%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$221,515		$227,878	$34,753	$24,863	$21,089	$17,617
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.87	%(5)	0.90%	0.88%	0.91%	0.94%	0.89%
Expenses after custodian fee reduction(4)	0.87	%(5)	0.90%	0.87%	0.91%	0.91%	0.88%
Net investment income	4.85	%(5)	5.09%	4.97%	5.09%	5.00%	5.35%
Portfolio Turnover of the Portfolio(6)	-		18%	21%	3%	26%	13%
Portfolio Turnover of the Fund	7%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.05% to 5.09%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund - Class B
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$10.060		$10.110	$10.400	$10.050	$9.490	$9.520
Income (loss) from operations
Net investment income	$0.206		$0.483	$0.481	$0.474	$0.450	$0.475
Net realized and unrealized gain (loss)	(0.072)		(0.083)	(0.317)	0.327	0.572	(0.024)
Total income from operations	$0.134		$0.400	$0.164	$0.801	$1.022	$0.451
Less distributions
From net investment income	$(0.204)		$(0.455)	$(0.459)	$(0.455)	$(0.467)	$(0.487)
Total distributions	$(0.204)		$(0.455)	$(0.459)	$(0.455)	$(0.467)	$(0.487)
Contingent deferred sales charges	$-		$0.005	$0.005	$0.004	$0.005	$0.006
Net asset value - End of period	$9.990		$10.060	$10.110	$10.400	$10.050	$9.490
Total Return(3)	1.50	%(4)	4.14%	1.73%	8.30%	11.09%	5.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,848		$1,983	$212,145	$233,973	$226,303	$220,693
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.62	%(6)	1.10%	1.09%	1.24%	1.26%	1.13%
Expenses after custodian fee reduction(5)	1.62	%(6)	1.10%	1.08%	1.24%	1.23%	1.12%
Net investment income	4.09	%(6)	4.75%	4.79%	4.77%	4.58%	5.13%
Portfolio Turnover of the Portfolio(7)	-		18%	21%	3%	26%	13%
Portfolio Turnover of the Fund	7%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.73% to 4.77%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund - Class C
	Six Months Ended March 31, 2005 (Unaudited)(1)		Year Ended September 30, 2004(1)(2)
Net asset value - Beginning of period	$10.060		$10.000
Income (loss) from operations
Net investment income	$0.185		$0.033
Net realized and unrealized gain (loss)	(0.051)		0.062
Total income from operations	$0.134		$0.095
Less distributions
From net investment income	$(0.204)		$(0.035)
Total distributions	$(0.204)		$(0.035)
Net asset value - End of period	$9.990		$10.060
Total Return(3)	1.42	%(4)	0.86%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$917		$96
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.62	%(6)	1.65	%(6)
Expenses after custodian fee reduction(5)	1.62	%(6)	1.65	%(6)
Net investment income	3.69	%(6)	4.24	%(6)
Portfolio Turnover of the Portfolio(7)	-		18%
Portfolio Turnover of the Fund	7%		-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, August 31, 2004 to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund - Class A
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$10.580		$10.680	$10.940	$10.630	$10.010	$10.190
Income (loss) from operations
Net investment income	$0.257		$0.536	$0.548	$0.572	$0.561	$0.535
Net realized and unrealized gain (loss)	(0.027)		(0.098)	(0.259)	0.287	0.593	(0.051)
Total income from operations	$0.230		$0.438	$0.289	$0.859	$1.154	$0.484
Less distributions
From net investment income	$(0.260)		$(0.538)	$(0.549)	$(0.549)	$(0.534)	$(0.539)
From net realized gain	-		-	-	-	-	(0.125)
Total distributions	$(0.260)		$(0.538)	$(0.549)	$(0.549)	$(0.534)	$(0.664)
Net asset value - End of period	$10.550		$10.580	$10.680	$10.940	$10.630	$10.010
Total Return(3)	2.19%		4.18%	2.76%	8.38%	11.76%	5.05%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$191,107		$193,379	$25,996	$21,866	$14,759	$12,558
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.83	%(5)	0.82%	0.79%	0.86%	0.85%	0.89%
Expenses after custodian fee reduction(4)	0.82	%(5)	0.82%	0.78%	0.82%	0.79%	0.84%
Net investment income	4.86	%(5)	5.09%	5.12%	5.40%	5.38%	5.42%
Portfolio Turnover of the Portfolio(6)	-		9%	23%	19%	11%	12%
Portfolio Turnover of the Fund	9%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.39% to 5.40%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of Portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund - Class B
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$10.840		$10.950	$11.220	$10.900	$10.270	$10.430
Income (loss) from operations
Net investment income	$0.223		$0.469	$0.482	$0.507	$0.495	$0.479
Net realized and unrealized gain (loss)	(0.028)		(0.110)	(0.272)	0.293	0.603	(0.046)
Total income from operations	$0.195		$0.359	$0.210	$0.800	$1.098	$0.433
Less distributions
From net investment income	$(0.225)		$(0.469)	$(0.480)	$(0.480)	$(0.468)	$(0.468)
From net realized gain	-		-	-	-	-	(0.125)
Total distributions	$(0.225)		$(0.469)	$(0.480)	$(0.480)	$(0.468)	$(0.593)
Net asset value - End of period	$10.810		$10.840	$10.950	$11.220	$10.900	$10.270
Total Return(3)	1.98	%(4)	3.34%	1.93%	7.56%	10.93%	4.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$45,309		$51,162	$236,914	$254,603	$257,813	$264,028
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.58	%(6)	1.57%	1.54%	1.61%	1.60%	1.58%
Expenses after custodian fee reduction(5)	1.57	%(6)	1.57%	1.53%	1.57%	1.54%	1.53%
Net investment income	4.11	%(6)	4.26%	4.39%	4.67%	4.64%	4.73%
Portfolio Turnover of the Portfolio(7)	-		9%	23%	19%	11%	12%
Portfolio Turnover of the Fund	9%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.66% to 4.67%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund - Class A
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$9.660		$9.680	$9.850	$9.550	$9.020	$9.110
Income (loss) from operations
Net investment income	$0.230		$0.484	$0.492	$0.496	$0.484	$0.478
Net realized and unrealized gain (loss)	(0.035)		(0.020)	(0.180)	0.285	0.531	(0.071)
Total income from operations	$0.195		$0.464	$0.312	$0.781	$1.015	$0.407
Less distributions
From net investment income	$(0.235)		$(0.484)	$(0.482)	$(0.481)	$(0.485)	$(0.497)
Total distributions	$(0.235)		$(0.484)	$(0.482)	$(0.481)	$(0.485)	$(0.497)
Net asset value - End of period	$9.620		$9.660	$9.680	$9.850	$9.550	$9.020
Total Return(3)	2.03%		4.92%	3.29%	8.48%	11.48%	4.70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$151,784		$143,086	$41,413	$38,857	$26,819	$11,212
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.79	%†(5)	0.81%	0.81%	0.82%	0.84%	0.87%
Expenses after custodian fee reduction(4)	0.78	%†(5)	0.81%	0.80%	0.80%	0.80%	0.85%
Net investment income	4.76	%†(5)	5.05%	5.09%	5.21%	5.10%	5.49%
Portfolio Turnover of the Portfolio(6)	-		27%	16%	10%	8%	15%
Portfolio Turnover of the Fund	7%		-	-	-	-	-

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.17% to 5.21%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund - Class B
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$10.760		$10.790	$10.990	$10.660	$10.050	$10.130
Income (loss) from operations
Net investment income	$0.216		$0.461	$0.469	$0.476	$0.461	$0.468
Net realized and unrealized gain (loss)	(0.024)		(0.031)	(0.209)	0.311	0.608	(0.088)
Total income from operations	$0.192		$0.430	$0.260	$0.787	$1.069	$0.380
Less distributions
From net investment income	$(0.222)		$(0.460)	$(0.460)	$(0.457)	$(0.459)	$(0.460)
Total distributions	$(0.222)		$(0.460)	$(0.460)	$(0.457)	$(0.459)	$(0.460)
Net asset value - End of period	$10.730		$10.760	$10.790	$10.990	$10.660	$10.050
Total Return(3)	1.97	%(4)	4.07%	2.43%	7.61%	10.87%	3.93%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$56,420		$59,036	$160,416	$169,602	$163,028	$157,801
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.54	%†(6)	1.56%	1.56%	1.57%	1.59%	1.61%
Expenses after custodian fee reduction(5)	1.53	%†(6)	1.56%	1.55%	1.55%	1.55%	1.59%
Net investment income	4.02	%†(6)	4.26%	4.35%	4.49%	4.41%	4.74%
Portfolio Turnover of the Portfolio(7)	-		27%	16%	10%	8%	15%
Portfolio Turnover of the Fund	7%		-	-	-	-	-

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.45% to 4.49%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund - Class I
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$9.970		$10.000	$10.170	$9.870	$9.310	$9.390
Income (loss) from operations
Net investment income	$0.248		$0.521	$0.529	$0.534	$0.518	$0.519
Net realized and unrealized gain (loss)	(0.025)		(0.031)	(0.182)	0.281	0.559	(0.079)
Total income from operations	$0.223		$0.490	$0.347	$0.815	$1.077	$0.440
Less distributions
From net investment income	$(0.253)		$(0.520)	$(0.517)	$(0.515)	$(0.517)	$(0.520)
Total distributions	$(0.253)		$(0.520)	$(0.517)	$(0.515)	$(0.517)	$(0.520)
Net asset value - End of period	$9.940		$9.970	$10.000	$10.170	$9.870	$9.310
Total Return(3)	2.46	%(4)	5.04%	3.51%	8.55%	11.87%	4.92%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,275		$8,321	$7,608	$8,880	$6,957	$7,259
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.59	%†(6)	0.61%	0.61%	0.62%	0.64%	0.68%
Expenses after custodian fee reduction(5)	0.58	%†(6)	0.61%	0.60%	0.60%	0.60%	0.66%
Net investment income	4.96	%†(6)	5.23%	5.29%	5.44%	5.36%	5.67%
Portfolio Turnover of the Portfolio(7)	-		27%	16%	10%	8%	15%
Portfolio Turnover of the Fund	7%		-	-	-	-	-

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.40% to 5.44%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.22% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Mississippi Fund - Class A
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$9.720		$9.840	$10.000	$9.750	$9.310	$9.350
Income (loss) from operations
Net investment income	$0.220		$0.455	$0.473	$0.471	$0.469	$0.459
Net realized and unrealized gain (loss)	(0.106)		(0.116)	(0.163)	0.249	0.441	(0.023)
Total income from operations	$0.114		$0.339	$0.310	$0.720	$0.910	$0.436
Less distributions
From net investment income	$(0.224)		$(0.459)	$(0.470)	$(0.470)	$(0.470)	$(0.476)
Total distributions	$(0.224)		$(0.459)	$(0.470)	$(0.470)	$(0.470)	$(0.476)
Net asset value - End of period	$9.610		$9.720	$9.840	$10.000	$9.750	$9.310
Total Return(3)	1.17%		3.54%	3.21%	7.64%	9.98%	4.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,410		$11,379	$2,727	$1,945	$2,131	$1,269
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.85	%(5)	0.84%	0.81%	0.90%	0.88%	1.02%
Expenses after custodian fee reduction(4)	0.82	%(5)	0.83%	0.79%	0.88%	0.83%	1.00%
Net investment income	4.54	%(5)	4.70%	4.81%	4.85%	4.88%	5.02%
Portfolio Turnover of the Portfolio(6)	-		15%	11%	10%	11%	4%
Portfolio Turnover of the Fund	3%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase ratio of net investment income to average net assets from 4.75% to 4.85%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Mississippi Fund - Class B
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$9.940		$10.060	$10.220	$9.970	$9.530	$9.560
Income (loss) from operations
Net investment income	$0.188		$0.393	$0.409	$0.409	$0.407	$0.404
Net realized and unrealized gain (loss)	(0.107)		(0.119)	(0.163)	0.247	0.444	(0.023)
Total income from operations	$0.081		$0.274	$0.246	$0.656	$0.851	$0.381
Less distributions
From net investment income	$(0.191)		$(0.394)	$(0.406)	$(0.406)	$(0.411)	$(0.411)
Total distributions	$(0.191)		$(0.394)	$(0.406)	$(0.406)	$(0.411)	$(0.411)
Net asset value - End of period	$9.830		$9.940	$10.060	$10.220	$9.970	$9.530
Total Return(3)	0.98	%(4)	2.79%	2.47%	6.75%	9.13%	4.14%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,818		$6,013	$15,018	$15,202	$14,706	$14,356
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.60	%(6)	1.59%	1.56%	1.65%	1.63%	1.76%
Expenses after custodian fee reduction(5)	1.57	%(6)	1.58%	1.54%	1.63%	1.58%	1.74%
Net investment income	3.79	%(6)	3.93%	4.07%	4.11%	4.15%	4.28%
Portfolio Turnover of the Portfolio(7)	-		15%	11%	10%	11%	4%
Portfolio Turnover of the Fund	3%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase the ratio of net investment income to average net assets from 4.01% to 4.11%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund - Class A
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$10.800		$10.920	$11.070	$10.610	$9.910	$9.860
Income (loss) from operations
Net investment income	$0.257		$0.542	$0.539	$0.543	$0.505	$0.515
Net realized and unrealized gain (loss)	(0.094)		(0.049)	(0.165)	0.430	0.709	0.061
Total income from operations	$0.163		$0.493	$0.374	$0.973	$1.214	$0.576
Less distributions
From net investment income	$(0.263)		$(0.587)	$(0.518)	$(0.513)	$(0.506)	$(0.526)
From net realized gain	-		(0.026)	(0.006)	-	(0.008)	-
Total distributions	$(0.263)		$(0.613)	$(0.524)	$(0.513)	$(0.514)	$(0.526)
Net asset value - End of period	$10.700		$10.800	$10.920	$11.070	$10.610	$9.910
Total Return(3)	1.52%		4.66%	3.54%	9.49%	12.48%	6.09%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$349,632		$335,153	$42,481	$29,817	$20,429	$11,411
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.80	%(5)	0.82%	0.80%	0.82%	0.85%	0.83%
Expenses after custodian fee reduction(4)	0.79	%(5)	0.82%	0.80%	0.82%	0.85%	0.83%
Net investment income	4.77	%(5)	5.07%	4.99%	5.11%	4.81%	5.29%
Portfolio Turnover of the Portfolio(6)	-		26%	19%	7%	19%	27%
Portfolio Turnover of the Fund	23%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 5.09% to 5.11%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund - Class B
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$11.680		$11.800	$11.950	$11.450	$10.700	$10.640
Income (loss) from operations
Net investment income	$0.232		$0.576	$0.534	$0.502	$0.459	$0.474
Net realized and unrealized gain (loss)	(0.101)		(0.091)	(0.181)	0.468	0.763	0.063
Total income from operations	$0.131		$0.485	$0.353	$0.970	$1.222	$0.537
Less distributions
From net investment income	$(0.241)		$(0.584)	$(0.501)	$(0.470)	$(0.464)	$(0.477)
From net realized gain	-		(0.026)	(0.006)	-	(0.008)	-
Total distributions	$(0.241)		$(0.610)	$(0.507)	$(0.470)	$(0.472)	$(0.477)
Contingent deferred sales charges	$-		$0.005	$0.004	$-	$-	$-
Net asset value - End of period	$11.570		$11.680	$11.800	$11.950	$11.450	$10.700
Total Return(3)	1.30	%(4)	4.28%	3.08%	8.70%	11.64%	5.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,264		$2,984	$307,299	$320,497	$318,217	$323,013
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.55	%(6)	0.93%	1.23%	1.57%	1.61%	1.59%
Expenses after custodian fee reduction(5)	1.54	%(6)	0.93%	1.23%	1.57%	1.61%	1.59%
Net investment income	3.99	%(6)	4.86%	4.58%	4.37%	4.09%	4.54%
Portfolio Turnover of the Portfolio(7)	-		26%	19%	7%	19%	27%
Portfolio Turnover of the Fund	23%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.35% to 4.37%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund - Class C
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)(2)
Net asset value - Beginning of period	$9.800		$10.050	$10.000
Income (loss) from operations
Net investment income	$0.191		$0.407	$0.002
Net realized and unrealized gain (loss)	(0.080)		(0.207)	0.049
Total income from operations	$0.111		$0.200	$0.051
Less distributions
From net investment income	$(0.201)		$(0.424)	$(0.001)
From net realized gain	-		(0.026)	-
Total distributions	$(0.201)		$(0.450)	$(0.001)
Net asset value - End of period	$9.710		$9.800	$10.050
Total Return(3)	1.23	%(4)	1.99%	0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,237		$940	$11
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.55	%(6)	1.56%	1.89	%(6)
Expenses after custodian fee reduction(5)	1.54	%(6)	1.56%	1.89	%(6)
Net investment income	3.90	%(6)	4.17%	6.41	%(6)
Portfolio Turnover of the Portfolio(7)	-		26%	19%
Portfolio Turnover of the Fund	23%		-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Class C shares commenced operations on September 30, 2003.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund - Class A
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003	2002(1)(2)	2001(1)	2000
Net asset value - Beginning of period	$9.180		$9.230	$9.290	$9.130	$8.920	$9.120
Income (loss) from operations
Net investment income	$0.235		$0.491	$0.499	$0.490	$0.506	$0.506
Net realized and unrealized gain (loss)	0.071		(0.034)	(0.077)	0.148	0.229	(0.186)
Total income from operations	$0.306		$0.457	$0.422	$0.638	$0.735	$0.320
Less distributions
From net investment income	$(0.236)		$(0.507)	$(0.482)	$(0.478)	$(0.515)	$(0.516)
From net realized gain	-		-	-	-	(0.010)	(0.004)
Total distributions	$(0.236)		$(0.507)	$(0.482)	$(0.478)	$(0.525)	$(0.520)
Net asset value - End of period	$9.250		$9.180	$9.230	$9.290	$9.130	$8.920
Total Return(3)	3.36%		5.07%	4.73%	7.23%	8.43%	3.74%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$127,049		$126,212	$15,612	$14,526	$12,153	$8,052
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.83	%(5)	0.85%	0.81%	0.84%	0.86%	0.88%
Expenses after custodian fee reduction(4)	0.81	%(5)	0.85%	0.80%	0.83%	0.85%	0.88%
Net investment income	5.07	%(5)	5.38%	5.46%	5.40%	5.50%	5.74%
Portfolio Turnover of the Portfolio(6)	-		9%	15%	15%	22%	28%
Portfolio Turnover of the Fund	14%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund - Class B
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003	2002(1)(2)	2001(1)	2000
Net asset value - Beginning of period	$10.360		$10.430	$10.490	$10.320	$10.080	$10.290
Income (loss) from operations
Net investment income	$0.226		$0.477	$0.489	$0.479	$0.493	$0.495
Net realized and unrealized gain (loss)	0.072		(0.054)	(0.081)	0.154	0.258	(0.201)
Total income from operations	$0.298		$0.423	$0.408	$0.633	$0.751	$0.294
Less distributions
From net investment income	$(0.228)		$(0.493)	$(0.468)	$(0.463)	$(0.501)	$(0.500)
From net realized gain	-		-	-	-	(0.010)	(0.004)
Total distributions	$(0.228)		$(0.493)	$(0.468)	$(0.463)	$(0.511)	$(0.504)
Net asset value - End of period	$10.430		$10.360	$10.430	$10.490	$10.320	$10.080
Total Return(3)	3.08	%(4)	4.14%	4.01%	6.30%	7.66%	3.04%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$34,979		$36,545	$157,077	$167,015	$169,811	$174,964
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.58	%(6)	1.60%	1.56%	1.59%	1.62%	1.65%
Expenses after custodian fee reduction(5)	1.56	%(6)	1.60%	1.55%	1.58%	1.61%	1.65%
Net investment income	4.33	%(6)	4.56%	4.73%	4.67%	4.81%	4.96%
Portfolio Turnover of the Portfolio(7)	-		9%	15%	15%	22%	28%
Portfolio Turnover of the Fund	14%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.19% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund - Class A
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000
Net asset value - Beginning of period	$9.780		$9.760	$10.010	$9.710	$9.120	$9.070
Income (loss) from operations
Net investment income	$0.225		$0.462	$0.472	$0.472	$0.474	$0.471
Net realized and unrealized gain (loss)	(0.029)		0.028	(0.253)	0.297	0.582	0.046
Total income from operations	$0.196		$0.490	$0.219	$0.769	$1.056	$0.517
Less distributions
From net investment income	$(0.226)		$(0.470)	$(0.469)	$(0.469)	$(0.466)	$(0.467)
Total distributions	$(0.226)		$(0.470)	$(0.469)	$(0.469)	$(0.466)	$(0.467)
Net asset value - End of period	$9.750		$9.780	$9.760	$10.010	$9.710	$9.120
Total Return(3)	2.01%		5.13%	2.29%	8.21%	11.80%	5.95%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$27,403		$26,558	$11,701	$10,169	$7,630	$4,245
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.74	%(5)	0.77%	0.74%	0.75%	0.74%	0.79%
Expenses after custodian fee reduction(4)	0.73	%(5)	0.77%	0.73%	0.72%	0.69%	0.76%
Net investment income	4.59	%(5)	4.74%	4.82%	4.89%	5.01%	5.27%
Portfolio Turnover of the Portfolio(6)	-		16%	19%	13%	14%	15%
Portfolio Turnover of the Fund	8%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.87% to 4.89%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund - Class B
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000
Net asset value - Beginning of period	$10.000		$9.990	$10.250	$9.940	$9.340	$9.280
Income (loss) from operations
Net investment income	$0.192		$0.401	$0.409	$0.410	$0.414	$0.414
Net realized and unrealized gain (loss)	(0.028)		0.016	(0.262)	0.307	0.590	0.048
Total income from operations	$0.164		$0.417	$0.147	$0.717	$1.004	$0.462
Less distributions
From net investment income	$(0.194)		$(0.407)	$(0.407)	$(0.407)	$(0.404)	$(0.402)
Total distributions	$(0.194)		$(0.407)	$(0.407)	$(0.407)	$(0.404)	$(0.402)
Net asset value - End of period	$9.970		$10.000	$9.990	$10.250	$9.940	$9.340
Total Return(3)	1.80	%(4)	4.25%	1.48%	7.42%	10.96%	5.17%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$24,312		$25,084	$42,930	$44,513	$37,300	$33,316
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.49	%(6)	1.52%	1.49%	1.50%	1.49%	1.56%
Expenses after custodian fee reduction(5)	1.48	%(6)	1.52%	1.48%	1.47%	1.44%	1.53%
Net investment income	3.84	%(6)	4.00%	4.08%	4.14%	4.25%	4.56%
Portfolio Turnover of the Portfolio(7)	-		16%	19%	13%	14%	15%
Portfolio Turnover of the Fund	8%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.12% to 4.14%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	West Virginia Fund - Class A
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003	2002(1)(2)	2001	2000(1)
Net asset value - Beginning of period	$9.810		$9.880	$10.130	$9.750	$9.290	$9.290
Income (loss) from operations
Net investment income	$0.227		$0.462	$0.468	$0.465	$0.479	$0.459
Net realized and unrealized gain (loss)	(0.084)		(0.081)	(0.253)	0.380	0.448	0.020
Total income from operations	$0.143		$0.381	$0.215	$0.845	$0.927	$0.479
Less distributions
From net investment income	$(0.223)		$(0.451)	$(0.465)	$(0.465)	$(0.467)	$(0.479)
Total distributions	$(0.223)		$(0.451)	$(0.465)	$(0.465)	$(0.467)	$(0.479)
Net asset value - End of period	$9.730		$9.810	$9.880	$10.130	$9.750	$9.290
Total Return(3)	1.46%		3.94%	2.23%	8.97%	10.16%	5.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,883		$18,670	$3,522	$3,517	$2,931	$2,310
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.78	%(5)	0.79%	0.73%	0.78%	0.78%	0.91%
Expenses after custodian fee reduction(4)	0.77	%(5)	0.78%	0.71%	0.77%	0.74%	0.89%
Net investment income	4.63	%(5)	4.73%	4.74%	4.78%	4.93%	5.02%
Portfolio Turnover of the Portfolio(6)	-		12%	21%	19%	12%	7%
Portfolio Turnover of the Fund	11%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.75% to 4.78%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	West Virginia Fund - Class B
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003	2002(1)(2)	2001	2000(1)
Net asset value - Beginning of period	$10.000		$10.080	$10.340	$9.950	$9.480	$9.470
Income (loss) from operations
Net investment income	$0.194		$0.395	$0.402	$0.403	$0.411	$0.402
Net realized and unrealized gain (loss)	(0.094)		(0.087)	(0.261)	0.388	0.465	0.019
Total income from operations	$0.100		$0.308	$0.141	$0.791	$0.876	$0.421
Less distributions
From net investment income	$(0.190)		$(0.388)	$(0.401)	$(0.401)	$(0.406)	$(0.411)
Total distributions	$(0.190)		$(0.388)	$(0.401)	$(0.401)	$(0.406)	$(0.411)
Net asset value - End of period	$9.910		$10.000	$10.080	$10.340	$9.950	$9.480
Total Return(3)	1.16	%(4)	3.09%	1.41%	8.17%	9.41%	4.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,461		$8,550	$23,634	$23,701	$21,775	$22,394
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.53	%(6)	1.55%	1.48%	1.53%	1.53%	1.62%
Expenses after custodian fee reduction(5)	1.52	%(6)	1.54%	1.46%	1.52%	1.49%	1.60%
Net investment income	3.88	%(6)	3.91%	3.99%	4.05%	4.20%	4.32%
Portfolio Turnover of the Portfolio(7)	-		12%	21%	19%	12%	7%
Portfolio Turnover of the Fund	11%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.02% to 4.05%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, eight of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipals Fund (California Fund), Eaton Vance Florida Municipals Fund (Florida Fund), Eaton Vance Massachusetts Municipals Fund (Massachusetts Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund), Eaton Vance New York Municipals Fund (New York Fund), Eaton Vance Ohio Municipals Fund (Ohio Fund), Eaton Vance Rhode Island Municipals Fund (Rhode Island Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund), (collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund primarily invests in investment grade municipal obligations, but may also invest in lower rated obligations. The Florida Fund, the Mississippi Fund, the Ohio Fund, the Rhode Island Fund and the West Virginia Fund offer two classes of shares. The California Fund, Massachusetts Fund and the New York Fund offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares and Class C shares of California Fund and New York Fund are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Funds automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. In addition, all Class B shares of Eaton Vance California Fund and Eaton Vance New York Fund purchased on or before March 16, 2004 converted to Class A shares of the same Fund on April 8, 2004. Class B shares acquired through reinvestment of distributions will convert in proportion to shares not acquired through reinvestment. Class I shares of the Massachusetts fund are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

On October 1, 2004, the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund, and West Virginia Fund received its pro rata share of cash and securities from the California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio), and West Virginia Municipals Portfolio (West Virginia Portfolio), respectively, in a complete liquidation of its interests in its corresponding Portfolio. Subsequent to October 1, 2004, each Fund invests directly in securities rather than through its corresponding Portfolio and maintains the same investment objectives.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

C  Federal Taxes - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized

Eaton Vance Municipals Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2004, certain Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
California	$663,911	September 30, 2008

	1,155,825	September 30, 2009

	723,504	September 30, 2010

	1,373,331	September 30, 2011

Florida	421,007	September 30, 2009

	3,994,644	September 30, 2010

Massachusetts	2,135	September 30, 2005

	1,741,735	September 30, 2010

	1,430,573	September 30, 2011

	355,911	September 30, 2012

Mississippi	40,090	September 30, 2010

	53,963	September 30, 2011

	20,204	September 30, 2012

Ohio	1,520,480	September 30, 2010

	6,140,842	September 30, 2011

Rhode Island	34,703	September 30, 2005

	184,964	September 30, 2008

	293,745	September 30, 2009

	21,737	September 30, 2010

	90,400	September 30, 2011

West Virginia	170,463	September 30, 2005

	526	September 30, 2008

	171,534	September 30, 2009

	211,865	September 30, 2010

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

Additionally, at September 30, 2004, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund had net capital losses of $1,474,129, $5,554,435, $1,356,277, $305,354, $1,081,521, $1,534,730, $347,120 and $531,125, respectively, attributable to security transactions incurred after October 31, 2003. These capital losses are treated as arising on the first day of each Fund's taxable year ending September 30, 2005.

D  Financial Futures Contracts - Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts - Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  Interest Rate Swaps - A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes bi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the

Eaton Vance Municipals Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

G  When-issued and Delayed Delivery Transactions - The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

H  Legal Fees - Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds maintain with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

K  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

N  Interim Financial Statements - The interim financial statements relating to March 31, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, necessary for the fair presentation of the financial statements.

  2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are ordinarily paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

Eaton Vance Municipals Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	California Fund
Class A	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	646,518	19,825,738
Issued to shareholders electing to receive payments of distributions in Fund shares	269,896	307,754
Redemptions	(1,363,895)	(2,340,066)
Net increase (decrease)	(447,481)	17,793,426
	California Fund
Class B	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	176,481	770,261
Issued to shareholders electing to receive payments of distributions in Fund shares	3,103	316,786
Redemptions	(91,699)	(21,877,983)
Net increase (decrease)	87,885	(20,790,936)
	California Fund
Class C	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004(1)
Sales	81,806	10,026
Issued to shareholders electing to receive payments of distributions in Fund shares	432	9
Redemptions	-	(479)
Net increase	82,238	9,556

	Florida Fund
Class A	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	1,564,835	17,501,497
Issued to shareholders electing to receive payments of distributions in Fund shares	232,535	277,201
Redemptions	(2,189,624)	(1,936,874)
Exchange from Class B shares	232,511	-
Net increase (decrease)	(159,743)	15,841,824
	Florida Fund
Class B	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	206,246	538,697
Issued to shareholders electing to receive payments of distributions in Fund shares	48,808	293,367
Redemptions	(555,424)	(17,742,306)
Exchange to Class A shares	(226,798)	-
Net decrease	(527,168)	(16,910,242)
	Massachusetts Fund
Class A	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	1,233,613	11,510,297
Issued to shareholders electing to receive payments of distributions in Fund shares	189,136	256,073
Redemptions	(721,069)	(1,225,646)
Exchange from Class B shares	250,607	-
Net increase	952,287	10,540,724
	Massachusetts Fund
Class B	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	187,805	493,561
Issued to shareholders electing to receive payments of distributions in Fund shares	66,365	256,000
Redemptions	(255,037)	(10,127,004)
Exchange to Class A shares	(224,692)	-
Net decrease	(225,559)	(9,377,443)

Eaton Vance Municipals Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Massachusetts Fund
Class I	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	-	76,742
Issued to shareholders electing to receive payments of distributions in Fund shares	2,537	5,007
Redemptions	(4,407)	(8,225)
Net increase (decrease)	(1,870)	73,524
	Mississippi Fund
Class A	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	163,633	1,048,406
Issued to shareholders electing to receive payments of distributions in Fund shares	11,871	14,656
Redemptions	(76,864)	(169,326)
Exchange from Class B shares	21,645	-
Net increase	120,285	893,736
	Mississippi Fund
Class B	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	23,740	52,254
Issued to shareholders electing to receive payments of distributions in Fund shares	5,936	19,572
Redemptions	(21,569)	(959,053)
Exchange to Class A shares	(21,169)	-
Net decrease	(13,062)	(887,227)
	New York Fund
Class A	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	2,842,740	29,701,216
Issued to shareholders electing to receive payments of distributions in Fund shares	502,160	555,548
Redemptions	(1,713,247)	(3,106,679)
Exchange from Class B shares	5,886	-
Net increase	1,637,539	27,150,085

	New York Fund
Class B	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	119,519	770,526
Issued to shareholders electing to receive payments of distributions in Fund shares	3,598	580,371
Redemptions	(4,709)	(27,137,667)
Exchange to Class A shares	(5,442)	-
Net increase (decrease)	112,966	(25,786,770)
	New York Fund
Class C	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	135,817	96,144
Issued to shareholders electing to receive payments of distributions in Fund shares	1,392	843
Redemptions	(2,713)	(2,210)
Net increase	134,496	94,777
	Ohio Fund
Class A	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	518,134	13,007,489
Issued to shareholders electing to receive payments of distributions in Fund shares	191,114	229,393
Redemptions	(877,202)	(1,183,403)
Exchange from Class B shares	160,889	-
Net increase (decrease)	(7,065)	12,053,479
	Ohio Fund
Class B	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	99,676	415,410
Issued to shareholders electing to receive payments of distributions in Fund shares	40,259	231,417
Redemptions	(172,328)	(12,181,291)
Exchange to Class A shares	(142,541)	-
Net decrease	(174,934)	(11,534,464)

Eaton Vance Municipals Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Rhode Island Fund
Class A	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	150,354	1,839,665
Issued to shareholders electing to receive payments of distributions in Fund shares	28,319	42,798
Redemptions	(172,257)	(365,398)
Exchange from Class B shares	88,471	-
Net increase	94,887	1,517,065
	Rhode Island Fund
Class B	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	83,617	160,842
Issued to shareholders electing to receive payments of distributions in Fund shares	32,770	82,458
Redemptions	(99,702)	(2,033,790)
Exchange to Class A shares	(86,444)	-
Net decrease	(69,759)	(1,790,490)
	West Virginia Fund
Class A	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	132,518	1,703,321
Issued to shareholders electing to receive payments of distributions in Fund shares	26,156	31,282
Redemptions	(139,877)	(188,090)
Exchange from Class B shares	19,372	-
Net increase	38,169	1,546,513
	West Virginia Fund
Class B	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Sales	52,837	128,738
Issued to shareholders electing to receive payments of distributions in Fund shares	10,177	34,334
Redemptions	(45,585)	(1,653,019)
Exchange to Class A shares	(19,014)	-
Net decrease	(1,585)	(1,489,947)

(1)  Class C shares of the California Fund commenced operations on August 31, 2004.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2005, each Fund paid advisory fees as follows:

Fund	Amount	Effective Rate*
California	$538,123	0.47%
Florida	523,075	0.43%
Massachusetts	455,786	0.42%
Mississippi	13,573	0.15%
New York	771,526	0.44%
Ohio	340,739	0.42%
Rhode Island	73,504	0.28%
West Virginia	26,904	0.20%

*  Advisory fees paid as a percentage of average daily net assets (annualized).

BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Fund portfolio transactions that is consideration for third-party research services. For the six months ended March 31, 2005, BMR waived $230 of its advisory fee for the Massachusetts Fund.

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2005, no significant amounts have been deferred. EVM serves as the Administrator of each Fund, but received no compensation. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2005, EVM earned $3,551, $4,715, $4,400, $495, $7,260, $4,159, $1,207, and $818 in sub-transfer agent fees from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund, and West Virginia Fund, respectively. The

Eaton Vance Municipals Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $7,668, $4,986, $12,628, $1,959, $34,700, $9,513, $1,611, and $2,707 from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund, and West Virginia Fund, respectively, as its portion of the sales charge of Class A shares for the six months ended March 31, 2005

Certain officers and Trustees of the Funds are officers of the above organizations.

  5  Distribution and Service Plans

Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). In addition, the California Fund and New York Fund each has in effect a distribution plan for Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Class B and Class C shares to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% (annualized) of each Fund's daily net assets attributable to Class B shares and Class C shares (if applicable) for providing ongoing distribution services and facilities to the Fund. The Funds will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% (in the case of Class B) and 6.25% (in the case of Class C) of the aggregate amount received by the Fund for each class shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and Class C and, accordingly, reduces Class B and Class C net assets. For the six months ended March 31, 2005, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, paid $10,020, $182,231, $217,916, $22,533, $13,398, $134,197, $93,791 and $32,075 respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. For the six months ended March 31, 2005, the California Fund and the New York Fund paid $1,021 and $5,575, respectively to EVD, representing 0.75% (annualized) of the Fund's Class C average daily net assets. At March 31, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund were approximately $85,000, $1,205,000, $1,200,000, $497,000, $153,000, $423,000, $1,176,000 and $583,000, respectively, and approximately $57,000 and $122,000 calculated under the Class C Plan for California and New York, respectively.

The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons, which service fee payments currently equal 0.20% (annualized), (0.25% (annualized) for the California Fund) of each Fund's average daily net assets attributable to Class A, Class B and, if applicable, Class C shares for each fiscal year. Although there is no present intention to do so, Class A, Class B and, if applicable, Class C shares of each Fund (excepting the California Fund, which is already making such payments) could pay service fees of up to 0.25% annually upon Trustee approval. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended March 31, 2005, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund paid or accrued service fees to EVD in the amount of $282,195, $193,506, $148,672, $11,704, $344,322, $126,902, $26,873 and $18,886, respectively, for Class A shares, and $3,343, $48,595, $58,111, $6,009, $3,573, $35,786, $25,011 and $8,553, respectively, for Class B shares, and $337 and $1,487 for Class C shares of the California Fund and the New York Fund, respectively.

Certain officers and Trustees of the Funds are officers or directors of the above organization.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A shares made within 18 months of purchase, Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at

Eaton Vance Municipals Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemption charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and, if applicable, Class C Plans (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $4,000 and $100 of CDSC paid by Class A shareholders of Florida Fund and Rhode Island Fund, respectively, and $4,000, $46,000, $42,000, $1,000, $2,000, $26,000, $11,000 and $10,000 of CDSC paid by Class B shareholders of California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, for the six months ended March 31, 2005. EVD received approximately $100 of CDSC paid by Class C shareholders of the New York Fund for the six months ended March 31, 2005. EVD did not receive any CDSC paid by Class C shareholders of the California Fund for the six months ended March 31, 2005.

  7  Investments

Purchases and sales of investments, other than
U.S. Government securities, purchased option transactions and short-term obligations, for the six months ended March 31, 2005 were as follows:

California Fund
Purchases	$16,134,739
Sales	17,610,881
Florida Fund
Purchases	$21,022,882
Sales	27,440,816
Massachusetts Fund
Purchases	$31,073,811
Sales	15,350,528
Mississippi Fund
Purchases	$1,568,867
Sales	602,500

New York Fund
Purchases	$101,130,393
Sales	80,727,332
Ohio Fund
Purchases	$22,574,579
Sales	23,827,527
Rhode Island Fund
Purchases	$5,084,933
Sales	4,134,285
West Virginia Fund
Purchases	$3,865,507
Sales	2,909,893

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Fund at March 31, 2005, as computed on a federal income tax basis, were as follows:

California Fund
Aggregate Cost	$200,616,827
Gross unrealized appreciation	$24,634,823
Gross unrealized depreciation	(490,559)
Net unrealized appreciation	$24,144,264
Florida Fund
Aggregate Cost	$214,204,562
Gross unrealized appreciation	$20,635,105
Gross unrealized depreciation	(1,316,229)
Net unrealized appreciation	$19,318,876
Massachusetts Fund
Aggregate Cost	$201,536,138
Gross unrealized appreciation	$16,107,484
Gross unrealized depreciation	(490,085)
Net unrealized appreciation	$15,617,399

Eaton Vance Municipals Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Mississippi Fund
Aggregate Cost	$16,306,568
Gross unrealized appreciation	$1,270,837
Gross unrealized depreciation	(61,505)
Net unrealized appreciation	$1,209,332
New York Fund
Aggregate Cost	$324,461,846
Gross unrealized appreciation	$28,703,373
Gross unrealized depreciation	(922,515)
Net unrealized appreciation	$27,780,858
Ohio Fund
Aggregate Cost	$147,355,187
Gross unrealized appreciation	$12,414,756
Gross unrealized depreciation	(177,783)
Net unrealized appreciation	$12,236,973
Rhode Island Fund
Aggregate Cost	$47,427,637
Gross unrealized appreciation	$3,036,619
Gross unrealized depreciation	(22,951)
Net unrealized appreciation	$3,013,668
West Virginia Fund
Aggregate Cost	$25,753,251
Gross unrealized appreciation	$1,476,958
Gross unrealized depreciation	(37,934)
Net unrealized appreciation	$1,439,024

  9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2005, the Florida Fund, the New York Fund, the Ohio Fund, and the West Virginia Fund had a balance outstanding pursuant to this line of credit of $200,000, $100,000, $200,000, and $100,000, respectively. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2005.

funds at the end of each quarter. At March 31, 2005, the Florida Fund, the New York Fund, the Ohio Fund, and the West Virginia Fund had a balance outstanding pursuant to this line of credit of $200,000, $100,000, $200,000, and $100,000, respectively. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2005.

  10  Overdraft Advances

Pursuant to the custodian agreement between the Funds and IBT, IBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans, (currently, a rate above federal funds rate). This obligation is payable on demand to IBT. IBT has lien on the Fund's assets to the extent of any overdraft. At March 31, 2005, the Florida Fund, the New York Fund, the Ohio Fund, and the West Virginia Fund had payments due to IBT pursuant to the foregoing arrangement of $92,499, $53,246, $74,717, and $51,708, respectively.

  11  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2005 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
California	06/05	588 U.S. Treasury Bond	Short	$(66,496,626)	$(65,488,500)	$1,008,126
Florida	06/05	620 U.S. Treasury Bond	Short	(70,115,489)	(69,052,500)	1,062,989
Massachusetts	06/05	565 U.S. Treasury Bond	Short	(63,963,912)	(62,926,875)	1,037,037
Mississippi	06/05	30 U.S. Treasury Bond	Short	(3,396,201)	(3,341,250)	54,951
New York	06/05	1,200 U.S. Treasury Bond	Short	(135,172,443)	(133,650,000)	1,522,443
Ohio	06/05	200 U.S. Treasury Bond	Short	(22,500,712)	(22,275,000)	225,712
Rhode Island	06/05	135 U.S. Treasury Bond	Short	(15,280,752)	(15,035,625)	245,127
West Virginia	06/05	75 U.S. Treasury Bond	Short	(8,491,476)	(8,353,125)	138,351

At March 31, 2005, the Funds had sufficient cash and/or securities to cover margin requirements on open futures contracts.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The investment advisory agreements between each of Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund (collectively the "Funds" or individually the "Fund"), and the investment adviser, Boston Management and Research, each provide that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreements between each Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•An independent report comparing the advisory fees of each Fund with those of comparable funds;

•An independent report comparing the expense ratio of each Fund to those of comparable funds;

•Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered the investment adviser's management capabilities with respect to the types of investments held by each Fund, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreements. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to each Fund. The Special Committee noted the investment adviser's extensive in-house research capabilities and experience managing municipal bond funds. The Special Committee evaluated the level of skill required to manage each Fund and concluded that the human

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of each Fund.

In its review of comparative information with respect to each Fund's investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of each Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for each Fund and for all Eaton Vance Funds as a group. The Special Committee also reviewed the level of profits of Eaton Vance and its affiliates in providing administration services for each Fund and for all Eaton Vance Funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to each Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Funds, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Funds.

The Special Committee did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreement. Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by the advice of its independent counsel, the Special Committee concluded that the approval of the investment advisory agreements, including the fee structures (described herein), is in the interests of shareholders.

Eaton Vance Municipals Funds

INVESTMENT MANAGEMENT

Eaton Vance Municipals Funds

Officers
Thomas J. Fetter
President and Portfolio Manager
of New York and Ohio
Municipals Funds
William H. Ahern, Jr.
Vice President
Craig R. Brandon
Vice President and Portfolio
Manager of Mississippi
Municipals Fund
Cynthia J. Clemson
Vice President and Portfolio
Manager of California and
Florida Municipals Funds
James B. Hawkes
Vice President and Trustee
Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts,
Rhode Island and West Virginia
Municipals Funds
Thomas M. Metzold
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Benjamin C. Esty Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

Fund Investment Adviser

Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Fund Administrator

Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter

Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian

Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Municipals Trust

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

438-5/05	MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.   Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	May 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer

Date:	May11, 2005

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	May 11, 2005